UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-02278

Value Line Select Core Fund, Inc.

(Exact name of registrant as specified in charter)

1605 Main Street, Sarasota, FL 34236

(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31, 2026

Date of reporting period: June 30, 2026

Item I. Reports to Stockholders.

(a)	A copy of the Tailored Shareholder Report to Stockholders for the period ended 6/30/26 is included with this Form.

Value Line Select Core Fund, Inc.

Institutional Class VILSX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Value Line Select Core Fund, Inc. (formerly Value Line Select Growth Fund, Inc.) (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$294,472,604
# of Portfolio Holdings	41
Portfolio Turnover Rate	40%

Fund Holdings

Ten Largest Holdings (% of Net Assets)*

Table Summary
Cadence Design Systems, Inc.	8.5%
Trane Technologies PLC	8.0%
Cintas Corp.	5.8%
Motorola Solutions, Inc.	5.1%
Mastercard, Inc.	5.0%
Republic Services, Inc.	4.9%
TransDigm Group, Inc.	4.8%
Costco Wholesale Corp.	4.6%
ServiceNow, Inc.	4.0%
Roper Technologies, Inc.	3.2%

Asset Allocation (% of Net Assets)

Table Summary
Value	Value
Common Stocks	97.9%
Cash & Other Assets - Net	2.1%

Sector Weightings (% of Total Investments In Securities)*

Table Summary
Value	Value
Communication Services	0.9%
Energy	2.4%
Consumer Discretionary	2.5%
Materials	4.5%
Consumer Staples	5.9%
Healthcare	6.9%
Financials	11.2%
Industrials	27.1%
Information Technology	38.6%

* Excludes Short-term Investments, if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please scan the QR code, visit www.vlfunds.com, email investorservices@vlfunds.com, or call us at 800-243-2729.

Value Line Select Core Fund, Inc.

Semi-Annual Shareholder Report

June 30, 2026

Value Line Select Core Fund, Inc.

Investor Class VALSX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Value Line Select Core Fund, Inc. (formerly Value Line Select Growth Fund, Inc.) (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$57	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$294,472,604
# of Portfolio Holdings	41
Portfolio Turnover Rate	40%

Fund Holdings

Ten Largest Holdings (% of Net Assets)*

Table Summary
Cadence Design Systems, Inc.	8.5%
Trane Technologies PLC	8.0%
Cintas Corp.	5.8%
Motorola Solutions, Inc.	5.1%
Mastercard, Inc.	5.0%
Republic Services, Inc.	4.9%
TransDigm Group, Inc.	4.8%
Costco Wholesale Corp.	4.6%
ServiceNow, Inc.	4.0%
Roper Technologies, Inc.	3.2%

Asset Allocation (% of Net Assets)

Table Summary
Value	Value
Common Stocks	97.9%
Cash & Other Assets - Net	2.1%

Sector Weightings (% of Total Investments In Securities)*

Table Summary
Value	Value
Communication Services	0.9%
Energy	2.4%
Consumer Discretionary	2.5%
Materials	4.5%
Consumer Staples	5.9%
Healthcare	6.9%
Financials	11.2%
Industrials	27.1%
Information Technology	38.6%

* Excludes Short-term Investments, if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please scan the QR code, visit www.vlfunds.com, email investorservices@vlfunds.com, or call us at 800-243-2729.

Value Line Select Core Fund, Inc.

Semi-Annual Shareholder Report

June 30, 2026

(b)	Not Applicable

Item 2 Code of Ethics

(a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

(f) Pursuant to item 12(a), the Registrant is attaching as an exhibit a copy of its Code of Ethics that applies to its principal executive officer and principal financial officer.

Item 3. Audit Committee Financial Expert

(a) (1)The Registrant has two (2) Audit Committee Financial Experts serving on its Audit Committee.

(2) The Registrant’s Board has designated James Hillman and Cornelius Kilbane, members of the Registrant’s Audit Committee, as the Registrant’s Audit Committee Financial Experts. Mr. Hillman and Mr. Kilbane are independent directors, and Mr. Kilbane is the Audit Committee Chairperson.

A person who is designated as an “audit committee financial expert” shall not make such person an “expert” for any purpose, including without limitation under Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

Not Applicable.

(i) Not Applicable.

(j) Not Applicable.

Item 5. Audit Committee of Listed Registrants

Not Applicable.

Item 6. Investments

Not Applicable

Semi-Annual Financial Statements and Other Information
June 30, 2026
(Unaudited)
Equity Funds
Value Line Small Cap Opportunities Fund, Inc.
Investor Class (VLEOX)
Institutional Class (VLEIX)
Value Line Mid Cap Focused Fund, Inc.
Investor Class (VLIFX)
Institutional Class (VLMIX)
Value Line Select Core Fund, Inc. (formerly, Value Line Select Growth Fund, Inc.)
Investor Class (VALSX)
Institutional Class (VILSX)
Value Line Larger Companies Focused Fund, Inc.
Investor Class (VALLX)
Institutional Class (VLLIX)
Allocation Funds
Value Line Asset Allocation Fund, Inc.
Investor Class (VLAAX)
Institutional Class (VLAIX)
Value Line Capital Appreciation Fund, Inc.
Investor Class (VALIX)
Institutional Class (VLIIX)
Go Paperless
VLFunds.com/edelivery

This unaudited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

Value Line Small Cap Opportunities Fund, Inc.
Schedule of Investments (unaudited)
June 30, 2026

Shares		Value
COMMON STOCKS 97.7%
COMMUNICATION SERVICES 0.5%
	MEDIA 0.5%
55,000	New York Times Co. Class A	$3,848,900
CONSUMER DISCRETIONARY 8.2%
	ENGINEERING & CONSTRUCTION 1.6%
37,800	TopBuild Corp.(1)	13,401,234
	HOME BUILDERS 1.6%
21,900	Cavco Industries, Inc.(1)	13,454,922
	RETAIL 5.0%
28,015	Group 1 Automotive, Inc.	8,157,128
45,600	Murphy USA, Inc.	24,572,472
41,600	Texas Roadhouse, Inc.	8,038,368
		40,767,968
		67,624,124
CONSUMER STAPLES 2.5%
	FOOD 2.5%
231,000	Post Holdings, Inc.(1)(2)	20,388,060
FINANCIALS 9.3%
	DIVERSIFIED FINANCIALS 1.7%
14,000	Enova International, Inc.(1)	3,370,220
156,633	Stifel Financial Corp.	10,928,285
		14,298,505
	INSURANCE 7.6%
32,000	Assured Guaranty Ltd.	2,565,120
245,000	Old Republic International Corp.	10,025,400
94,956	Primerica, Inc.	26,986,495
214,800	RLI Corp.(2)	12,688,236
110,193	Selective Insurance Group, Inc.	10,689,823
		62,955,074
		77,253,579
HEALTHCARE 7.3%
	HEALTHCARE PRODUCTS 1.1%
138,000	Merit Medical Systems, Inc.(1)	9,568,920
	HEALTHCARE SERVICES 6.2%
210,300	Ensign Group, Inc.	33,711,090
32,500	Medpace Holdings, Inc.(1)(2)	17,211,675
		50,922,765
		60,491,685
INDUSTRIALS 58.1%
	BUILDING MATERIALS 9.6%
208,500	AAON, Inc.(2)	26,450,310
19,400	Carlisle Cos., Inc.(2)	7,037,350
46,200	Simpson Manufacturing Co., Inc.	9,671,970
145,900	SPX Technologies, Inc.(1)	35,770,303
		78,929,933
	COMPUTERS 5.8%
70,100	CACI International, Inc. Class A(1)	32,474,526
584,065	ExlService Holdings, Inc.(1)	15,103,921
		47,578,447
	DISTRIBUTION/WHOLESALE 4.1%
380,700	Rush Enterprises, Inc. Class A	27,785,389
Shares		Value
COMMON STOCKS 97.7% (continued)
INDUSTRIALS 58.1% (continued)
	DISTRIBUTION/WHOLESALE 4.1% (continued)
51,100	SiteOne Landscape Supply, Inc.(1)	$5,846,351
		33,631,740
	ELECTRONICS 5.8%
113,600	Woodward, Inc.	48,329,984
	ENGINEERING & CONSTRUCTION 1.2%
2,100	Comfort Systems USA, Inc.	4,162,094
6,600	EMCOR Group, Inc.	5,477,208
6,600	Exponent, Inc.	387,816
		10,027,118
	HAND/MACHINE TOOLS 1.6%
73,600	MSA Safety, Inc.(2)	12,849,088
	IRON/STEEL 0.7%
10,000	Carpenter Technology Corp.	6,168,400
	MACHINERY - DIVERSIFIED 13.4%
134,740	Applied Industrial Technologies, Inc.	45,562,331
35,800	Kadant, Inc.(2)	11,249,434
138,757	Watts Water Technologies, Inc. Class A	54,316,428
		111,128,193
	METAL FABRICATE/HARDWARE 6.1%
78,600	RBC Bearings, Inc.(1)	50,623,116
	MISCELLANEOUS MANUFACTURERS 6.1%
34,800	Enpro, Inc.	13,117,164
292,303	Federal Signal Corp.	37,558,012
		50,675,176
	TRANSPORTATION 0.7%
23,000	Ryder System, Inc.	6,066,710
	TRUCKING & LEASING 3.0%
138,751	GATX Corp.(2)	24,585,290
		480,593,195
INFORMATION TECHNOLOGY 10.0%
	COMPUTERS 0.5%
75,300	Crane NXT Co.(2)	3,852,348
	ELECTRONICS 2.2%
84,200	Badger Meter, Inc.(2)	12,493,596
21,400	TD SYNNEX Corp.	5,721,076
		18,214,672
	INTERNET 1.1%
111,600	ePlus, Inc.	9,288,468
	MISCELLANEOUS MANUFACTURERS 3.1%
44,700	Fabrinet(1)(2)	25,124,976
	SEMICONDUCTORS 1.2%
26,046	MACOM Technology Solutions Holdings, Inc.(1)	9,907,117
	SOFTWARE 1.9%
141,800	ACI Worldwide, Inc.(1)	7,131,122
55,449	Appfolio, Inc. Class A(1)(2)	8,891,247
		16,022,369
		82,409,950
See Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Shares		Value
COMMON STOCKS 97.7% (continued)
MATERIALS 1.8%
	CHEMICALS 0.7%
36,100	Balchem Corp.	$6,099,095
	PACKAGING & CONTAINERS 1.1%
69,300	AptarGroup, Inc.	8,676,360
		14,775,455
TOTAL COMMON STOCKS (Cost $490,075,581)		807,384,948
SHORT-TERM INVESTMENTS 3.5%
	MONEY MARKET FUNDS 3.5%
19,296,774	State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.58%(3)	19,296,774
9,529,231	State Street Navigator Securities Lending Government Money Market Portfolio(4)	9,529,231
		28,826,005
TOTAL SHORT-TERM INVESTMENTS (Cost $28,826,005)		28,826,005
TOTAL INVESTMENTS IN SECURITIES 101.2% (Cost $518,901,586)		$836,210,953
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (1.2)%		(9,599,040)
NET ASSETS 100.0%		$826,611,913

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of June 30, 2026, the market value of the securities on loan was $56,101,895.
(3)	Rate reflects 7-day yield as of June 30, 2026.
(4)
Securities with an aggregate market value of
$56,101,895 were out on loan in exchange for collateral
including $9,529,231 of cash collateral as of June 30,
2026. The collateral was invested in a cash collateral
reinvestment vehicle. See Note 1(K).

The following table summarizes the inputs used to value the Fund's investments in securities as of June 30, 2026 (See Note 1(B)):
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$807,384,948	$—	$—	$807,384,948
Short-Term Investments	28,826,005	—	—	28,826,005
Total Investments in Securities	$836,210,953	$—	$—	$836,210,953

*	See Schedule of Investments for further breakdown by category.
See Notes to Financial Statements.

Value Line Mid Cap Focused Fund, Inc.
Schedule of Investments (unaudited)
June 30, 2026

Shares		Value
COMMON STOCKS 96.3%
CONSUMER DISCRETIONARY 5.0%
	RETAIL 5.0%
17,300	AutoZone, Inc.(1)	$55,289,762
60,000	O'Reilly Automotive, Inc.(1)	5,525,400
		60,815,162
CONSUMER STAPLES 5.7%
	RETAIL 5.7%
86,747	Casey's General Stores, Inc.	68,945,648
FINANCIALS 9.9%
	INSURANCE 7.6%
53,692	American Financial Group, Inc.	7,513,659
444,900	Brown & Brown, Inc.(2)	28,540,335
797,506	W.R. Berkley Corp.	56,248,098
		92,302,092
	SOFTWARE 2.3%
48,997	MSCI, Inc.	27,440,280
		119,742,372
HEALTHCARE 6.3%
	BIOTECHNOLOGY 2.0%
26,000	Argenx SE ADR(1)	24,122,020
	HEALTHCARE PRODUCTS 3.9%
225,015	STERIS PLC	47,381,409
	HEALTHCARE SERVICES 0.4%
33,000	Ensign Group, Inc.	5,289,900
		76,793,329
INDUSTRIALS 47.9%
	AEROSPACE/DEFENSE 8.7%
28,200	Curtiss-Wright Corp.	21,368,832
235,297	HEICO Corp.	83,810,438
		105,179,270
	BUILDING MATERIALS 5.1%
107,900	Lennox International, Inc.(2)	61,821,305
	COMMERCIAL SERVICES 4.2%
218,772	Cintas Corp.	37,208,742
336,655	Rollins, Inc.	14,051,979
		51,260,721
	COMPUTERS 4.0%
106,100	CACI International, Inc. Class A(1)	49,151,886
	DISTRIBUTION/WHOLESALE 1.6%
14,400	WW Grainger, Inc.	19,589,760
	ELECTRONICS 5.8%
166,411	Woodward, Inc.	70,797,896
	ENGINEERING & CONSTRUCTION 3.9%
24,000	Comfort Systems USA, Inc.	47,566,800
	ENVIRONMENTAL CONTROL 6.5%
116,000	Republic Services, Inc.	24,717,280
329,462	Waste Connections, Inc.	54,918,021
		79,635,301
Shares		Value
COMMON STOCKS 96.3% (continued)
INDUSTRIALS 47.9% (continued)
	METAL FABRICATE/HARDWARE 3.1%
57,700	RBC Bearings, Inc.(1)	$37,162,262
	MISCELLANEOUS MANUFACTURERS 4.0%
245,000	ITT, Inc.	48,451,200
	SOFTWARE 1.0%
86,000	Broadridge Financial Solutions, Inc.	11,777,700
		582,394,101
INFORMATION TECHNOLOGY 21.5%
	MISCELLANEOUS MANUFACTURERS 6.4%
116,500	Teledyne Technologies, Inc.(1)(2)	77,693,850
	SEMICONDUCTORS 3.7%
32,674	Monolithic Power Systems, Inc.	45,167,230
	SOFTWARE 9.1%
144,600	Cadence Design Systems, Inc.(1)	54,271,272
10,900	Fair Isaac Corp.(1)	13,023,102
10,000	Roper Technologies, Inc.	3,383,900
136,341	Tyler Technologies, Inc.(1)	39,874,289
		110,552,563
	TELECOMMUNICATIONS 2.3%
67,000	Motorola Solutions, Inc.	27,824,430
		261,238,073
TOTAL COMMON STOCKS (Cost $863,157,177)		1,169,928,685
SHORT-TERM INVESTMENTS 4.5%
	MONEY MARKET FUNDS 4.5%
51,267,229	State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.58%(3)	51,267,229
3,568,963	State Street Navigator Securities Lending Government Money Market Portfolio(4)	3,568,963
		54,836,192
TOTAL SHORT-TERM INVESTMENTS (Cost $54,836,192)		54,836,192
TOTAL INVESTMENTS IN SECURITIES 100.8% (Cost $917,993,369)		$1,224,764,877
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (0.8)%		(10,270,109)
NET ASSETS 100.0%		$1,214,494,768

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of June 30, 2026, the market value of the securities on loan was $3,531,329.
(3)	Rate reflects 7-day yield as of June 30, 2026.
(4)
Securities with an aggregate market value of $3,531,329
were out on loan in exchange for collateral including
$3,568,963 of cash collateral as of June 30, 2026. The
collateral was invested in a cash collateral reinvestment
vehicle. See Note 1(K).

ADR	American Depositary Receipt.
See Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

The following table summarizes the inputs used to value the Fund's investments in securities as of June 30, 2026 (See Note 1(B)):
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$1,169,928,685	$—	$—	$1,169,928,685
Short-Term Investments	54,836,192	—	—	54,836,192
Total Investments in Securities	$1,224,764,877	$—	$—	$1,224,764,877

*	See Schedule of Investments for further breakdown by category.
See Notes to Financial Statements.

Value Line Select Core Fund, Inc.
(formerly, Value Line Select Growth Fund, Inc.)
Schedule of Investments (unaudited)
June 30, 2026

Shares		Value
COMMON STOCKS 97.9%
COMMUNICATION SERVICES 0.9%
	MEDIA 0.9%
18,300	Charter Communications, Inc. Class A(1)	$2,602,443
CONSUMER DISCRETIONARY 2.4%
	APPAREL 0.8%
24,300	Deckers Outdoor Corp.(1)	2,412,747
	AUTO MANUFACTURERS 0.9%
34,100	General Motors Co.	2,628,428
	RETAIL 0.7%
4,900	Ulta Beauty, Inc.(1)	2,209,802
		7,250,977
CONSUMER STAPLES 5.8%
	RETAIL 5.8%
14,500	Costco Wholesale Corp.	13,564,315
29,300	Dollar Tree, Inc.(1)	3,543,835
		17,108,150
ENERGY 2.4%
	OIL & GAS 1.6%
18,400	Marathon Petroleum Corp.	4,704,328
	OIL & GAS SERVICES 0.8%
34,100	TechnipFMC PLC	2,260,830
		6,965,158
FINANCIALS 11.0%
	BANKS 1.8%
30,500	Northern Trust Corp.	5,302,120
	COMMERCIAL SERVICES 2.6%
18,573	S&P Global, Inc.	7,564,040
	DIVERSIFIED FINANCIALS 5.0%
28,629	Mastercard, Inc. Class A	14,703,854
	INSURANCE 1.6%
20,100	Allstate Corp.	4,782,594
		32,352,608
HEALTHCARE 6.7%
	HEALTHCARE PRODUCTS 2.4%
13,400	IDEXX Laboratories, Inc.(1)	7,054,296
	HEALTHCARE SERVICES 1.6%
72,600	Centene Corp.(1)	4,660,194
	PHARMACEUTICALS 2.7%
33,700	Cardinal Health, Inc.	8,005,772
		19,720,262
INDUSTRIALS 26.5%
	AEROSPACE/DEFENSE 4.8%
10,557	TransDigm Group, Inc.	14,062,346
	BUILDING MATERIALS 8.0%
48,000	Trane Technologies PLC	23,575,680
	COMMERCIAL SERVICES 6.8%
100,008	Cintas Corp.	17,009,361
16,700	Verisk Analytics, Inc.	2,998,151
		20,007,512
Shares		Value
COMMON STOCKS 97.9% (continued)
INDUSTRIALS 26.5% (continued)
	ENGINEERING & CONSTRUCTION 2.0%
1,500	Comfort Systems USA, Inc.	$2,972,925
3,600	Sterling Infrastructure, Inc.(1)	3,021,696
		5,994,621
	ENVIRONMENTAL CONTROL 4.9%
67,900	Republic Services, Inc.	14,468,132
		78,108,291
INFORMATION TECHNOLOGY 37.8%
	COMPUTERS 4.1%
149,300	Hewlett Packard Enterprise Co.	6,734,923
2,700	Lumentum Holdings, Inc.(1)	2,316,762
18,900	NetApp, Inc.	2,924,964
		11,976,649
	ELECTRONICS 5.7%
6,600	Coherent Corp.(1)	2,603,502
32,500	TD SYNNEX Corp.	8,688,550
28,900	TTM Technologies, Inc.(1)	5,404,878
		16,696,930
	SEMICONDUCTORS 6.2%
83,800	Amkor Technology, Inc.	7,226,074
4,900	Applied Materials, Inc.	3,542,700
11,600	Lam Research Corp.	5,026,628
26,300	ON Semiconductor Corp.(1)	2,486,402
		18,281,804
	SOFTWARE 16.7%
24,000	Akamai Technologies, Inc.(1)	2,837,040
67,000	Cadence Design Systems, Inc.(1)	25,146,440
28,069	Roper Technologies, Inc.	9,498,269
118,195	ServiceNow, Inc.(1)	11,734,400
		49,216,149
	TELECOMMUNICATIONS 5.1%
36,300	Motorola Solutions, Inc.	15,075,027
		111,246,559
MATERIALS 4.4%
	CHEMICALS 2.1%
22,100	Ecolab, Inc.	6,157,281
	IRON/STEEL 2.3%
13,300	Nucor Corp.	2,962,575
17,000	Steel Dynamics, Inc.	3,900,820
		6,863,395
		13,020,676
TOTAL COMMON STOCKS (Cost $172,135,600)		288,375,124
See Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Shares		Value
SHORT-TERM INVESTMENTS 2.3%
	MONEY MARKET FUNDS 2.3%
6,700,631	State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.58%(2)	$6,700,631
TOTAL SHORT-TERM INVESTMENTS (Cost $6,700,631)		6,700,631
TOTAL INVESTMENTS IN SECURITIES 100.2% (Cost $178,836,231)		$295,075,755
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (0.2)%		(603,151)
NET ASSETS 100.0%		$294,472,604

(1)	Non-income producing.
(2)	Rate reflects 7-day yield as of June 30, 2026.
The following table summarizes the inputs used to value the Fund's investments in securities as of June 30, 2026 (See Note 1(B)):
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$288,375,124	$—	$—	$288,375,124
Short-Term Investments	6,700,631	—	—	6,700,631
Total Investments in Securities	$295,075,755	$—	$—	$295,075,755

*	See Schedule of Investments for further breakdown by category.
See Notes to Financial Statements.

Value Line Larger Companies Focused Fund, Inc.
Schedule of Investments (unaudited)
June 30, 2026

Shares		Value
COMMON STOCKS 99.0%
COMMUNICATION SERVICES 13.4%
	INTERNET 13.4%
69,000	Alphabet, Inc. Class A	$24,658,530
37,500	Meta Platforms, Inc. Class A	21,123,375
180,000	Netflix, Inc.(1)	12,852,000
		58,633,905
CONSUMER DISCRETIONARY 8.3%
	AUTO MANUFACTURERS 4.5%
250,000	Rivian Automotive, Inc. Class A(1)(2)	4,337,500
36,000	Tesla, Inc.(1)	15,141,600
		19,479,100
	INTERNET 3.8%
70,000	Amazon.com, Inc.(1)	16,683,800
		36,162,900
FINANCIALS 8.7%
	DIVERSIFIED FINANCIALS 5.0%
85,000	Coinbase Global, Inc. Class A(1)	12,426,150
28,000	Visa, Inc. Class A	9,606,520
		22,032,670
	INTERNET 3.7%
160,000	Robinhood Markets, Inc. Class A(1)	16,044,800
		38,077,470
HEALTHCARE 13.0%
	BIOTECHNOLOGY 7.5%
272,000	Exelixis, Inc.(1)	14,799,520
110,000	Insmed, Inc.(1)	11,728,200
12,000	Vertex Pharmaceuticals, Inc.(1)	5,960,760
		32,488,480
	PHARMACEUTICALS 5.5%
4,500	Eli Lilly & Co.	5,397,435
35,000	Madrigal Pharmaceuticals, Inc.(1)	18,793,250
		24,190,685
		56,679,165
INDUSTRIALS 2.9%
	INTERNET 2.9%
175,000	Uber Technologies, Inc.(1)	12,628,000
INFORMATION TECHNOLOGY 52.7%
	COMPUTERS 3.9%
22,000	Crowdstrike Holdings, Inc. Class A(1)	16,789,080
	INTERNET 6.0%
40,000	AppLovin Corp. Class A(1)	20,609,200
50,000	Shopify, Inc. Class A(1)	5,709,000
		26,318,200
Shares		Value
COMMON STOCKS 99.0% (continued)
INFORMATION TECHNOLOGY 52.7% (continued)
	SEMICONDUCTORS 29.9%
73,000	Advanced Micro Devices, Inc.(1)	$42,406,430
50,000	ARM Holdings PLC ADR(1)(2)	17,728,500
52,000	Broadcom, Inc.	19,643,000
19,000	Micron Technology, Inc.	21,931,510
144,000	NVIDIA Corp.	28,812,960
		130,522,400
	SOFTWARE 12.9%
118,000	CoreWeave, Inc. Class A(1)	11,745,720
38,000	Microsoft Corp.	14,174,760
55,000	Palantir Technologies, Inc. Class A(1)	6,416,850
36,000	Salesforce, Inc.	5,639,760
105,000	ServiceNow, Inc.(1)	10,424,400
90,000	Strategy, Inc.(1)(2)	7,823,700
		56,225,190
		229,854,870
TOTAL COMMON STOCKS (Cost $216,831,428)		432,036,310
SHORT-TERM INVESTMENTS 3.6%
	MONEY MARKET FUNDS 3.6%
4,961,678	State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.58%(3)	4,961,678
10,550,050	State Street Navigator Securities Lending Government Money Market Portfolio(4)	10,550,050
		15,511,728
TOTAL SHORT-TERM INVESTMENTS (Cost $15,511,728)		15,511,728
TOTAL INVESTMENTS IN SECURITIES 102.6% (Cost $232,343,156)		$447,548,038
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (2.6)%		(11,326,698)
NET ASSETS 100.0%		$436,221,340

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of June 30, 2026, the market value of the securities on loan was $17,335,934.
(3)	Rate reflects 7-day yield as of June 30, 2026.
(4)
Securities with an aggregate market value of
$17,335,934 were out on loan in exchange for collateral
including $10,550,050 of cash collateral as of June 30,
2026. The collateral was invested in a cash collateral
reinvestment vehicle. See Note 1(K).

ADR	American Depositary Receipt.
See Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

The following table summarizes the inputs used to value the Fund's investments in securities as of June 30, 2026 (See Note 1(B)):
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$432,036,310	$—	$—	$432,036,310
Short-Term Investments	15,511,728	—	—	15,511,728
Total Investments in Securities	$447,548,038	$—	$—	$447,548,038

*	See Schedule of Investments for further breakdown by category.
See Notes to Financial Statements.

Value Line Asset Allocation Fund, Inc.
Schedule of Investments (unaudited)
June 30, 2026

Shares		Value
COMMON STOCKS 61.8%
CONSUMER DISCRETIONARY 4.5%
	LODGING 3.5%
28,000	Marriott International, Inc. Class A	$10,376,520
	RETAIL 1.0%
2,800	Murphy USA, Inc.	1,508,836
17,000	O'Reilly Automotive, Inc.(1)	1,565,530
		3,074,366
		13,450,886
CONSUMER STAPLES 5.1%
	RETAIL 5.1%
5,100	Casey's General Stores, Inc.	4,053,429
12,000	Costco Wholesale Corp.	11,225,640
		15,279,069
FINANCIALS 8.6%
	COMMERCIAL SERVICES 0.8%
5,619	S&P Global, Inc.	2,288,394
	DIVERSIFIED FINANCIALS 2.2%
52,944	Intercontinental Exchange, Inc.	6,517,936
	INSURANCE 4.4%
27,100	American Financial Group, Inc.	3,792,374
7,300	Marsh & McLennan Cos., Inc.	1,216,691
8,200	RLI Corp.	484,374
108,958	W.R. Berkley Corp.	7,684,808
		13,178,247
	SOFTWARE 1.2%
6,600	MSCI, Inc.	3,696,264
		25,680,841
HEALTHCARE 5.2%
	BIOTECHNOLOGY 0.6%
2,000	Argenx SE ADR(1)	1,855,540
	HEALTHCARE PRODUCTS 4.6%
1,212	IDEXX Laboratories, Inc.(1)	638,045
41,371	Stryker Corp.	13,025,246
		13,663,291
		15,518,831
INDUSTRIALS 19.7%
	AEROSPACE/DEFENSE 4.8%
16,400	HEICO Corp.	5,841,516
6,300	TransDigm Group, Inc.	8,391,852
		14,233,368
	BUILDING MATERIALS 3.3%
17,400	Lennox International, Inc.	9,969,330
	COMMERCIAL SERVICES 1.9%
32,846	Cintas Corp.	5,586,448
	DISTRIBUTION/WHOLESALE 0.5%
1,100	WW Grainger, Inc.	1,496,440
	ELECTRONICS 0.4%
3,000	Woodward, Inc.	1,276,320
	ENGINEERING & CONSTRUCTION 0.2%
12,300	Exponent, Inc.	722,748
Shares		Value
COMMON STOCKS 61.8% (continued)
INDUSTRIALS 19.7% (continued)
	ENVIRONMENTAL CONTROL 5.4%
64,803	Republic Services, Inc.	$13,808,223
13,000	Waste Connections, Inc.	2,166,970
		15,975,193
	MISCELLANEOUS MANUFACTURERS 3.2%
4,000	ITT, Inc.	791,040
9,000	Parker-Hannifin Corp.	8,803,080
		9,594,120
		58,853,967
INFORMATION TECHNOLOGY 18.7%
	COMPUTERS 2.3%
106,900	CGI, Inc.(2)	6,902,533
	MISCELLANEOUS MANUFACTURERS 2.1%
9,400	Teledyne Technologies, Inc.(1)	6,268,860
	SOFTWARE 10.8%
32,700	Cadence Design Systems, Inc.(1)	12,272,964
2,600	Roper Technologies, Inc.	879,814
123,125	ServiceNow, Inc.(1)	12,223,850
23,737	Tyler Technologies, Inc.(1)	6,942,123
		32,318,751
	TELECOMMUNICATIONS 3.5%
25,100	Motorola Solutions, Inc.	10,423,779
		55,913,923
TOTAL COMMON STOCKS (Cost $111,590,626)		184,697,517
FIXED INCOME EXCHANGE TRADED FUNDS 2.1%
38,000	iShares MBS ETF	3,591,760
60,000	Vanguard Mortgage-Backed Securities ETF(2)	2,808,600
TOTAL FIXED INCOME EXCHANGE TRADED FUNDS (Cost $6,439,978)		6,400,360

Principal Amount		Value
CORPORATE BONDS & NOTES 11.7%
BASIC MATERIALS 0.6%
	CHEMICALS 0.2%
$ 500,000	Nutrien Ltd., Senior Unsecured Notes, 4.85%, 5/29/31(2)	499,518
	IRON/STEEL 0.2%
500,000	ArcelorMittal SA, Senior Unsecured Notes, 4.25%, 7/16/29(2)	492,792
	MINING 0.2%
750,000	Newmont Corp., Guaranteed Notes, 2.60%, 7/15/32(2)	671,500
		1,663,810
COMMUNICATIONS 1.2%
	INTERNET 0.5%
750,000	Amazon.com, Inc., Senior Unsecured Notes, 4.65%, 11/20/35	729,352
See Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
CORPORATE BONDS & NOTES 11.7% (continued)
COMMUNICATIONS 1.2% (continued)
	INTERNET 0.5% (continued)
$ 750,000	VeriSign, Inc., Senior Unsecured Notes, 2.70%, 6/15/31	$673,537
		1,402,889
	MEDIA 0.1%
500,000	Comcast Corp., Guaranteed Notes, 4.25%, 1/15/33	476,202
	TELECOMMUNICATIONS 0.6%
750,000	AT&T, Inc., Senior Unsecured Notes, 2.55%, 12/1/33	629,927
500,000	Motorola Solutions, Inc., Senior Unsecured Notes, 5.55%, 8/15/35	508,968
750,000	T-Mobile USA, Inc., Guaranteed Notes, 3.50%, 4/15/31	707,746
		1,846,641
		3,725,732
CONSUMER, CYCLICAL 1.4%
	AUTO MANUFACTURERS 0.3%
750,000	General Motors Financial Co., Inc., Senior Unsecured Notes, 5.45%, 9/6/34	751,354
	LODGING 0.4%
500,000	Hyatt Hotels Corp., Senior Unsecured Notes, 5.38%, 12/15/31(2)	508,226
750,000	Marriott International, Inc., Senior Unsecured Notes, 5.50%, 4/15/37	757,206
		1,265,432
	RETAIL 0.7%
750,000	Costco Wholesale Corp., Senior Unsecured Notes, 1.75%, 4/20/32	649,918
750,000	Lowe's Cos., Inc., Senior Unsecured Notes, 4.50%, 10/15/32	734,118
750,000	McDonald's Corp., Senior Unsecured Notes, 4.70%, 12/9/35	734,057
		2,118,093
		4,134,879
CONSUMER, NON-CYCLICAL 2.1%
	BIOTECHNOLOGY 0.5%
750,000	Gilead Sciences, Inc., Senior Unsecured Notes, 4.60%, 9/1/35	728,592
750,000	Regeneron Pharmaceuticals, Inc., Senior Unsecured Notes, 1.75%, 9/15/30	663,293
		1,391,885
	COMMERCIAL SERVICES 0.2%
750,000	PayPal Holdings, Inc., Senior Unsecured Notes, 5.15%, 6/1/34	745,995
	HEALTHCARE PRODUCTS 0.5%
750,000	GE HealthCare Technologies, Inc., Senior Unsecured Notes, 4.80%, 8/14/29(2)	753,918
750,000	Stryker Corp., Senior Unsecured Notes, 5.20%, 2/10/35(2)	758,118
		1,512,036
	PHARMACEUTICALS 0.9%
750,000	AbbVie, Inc., Senior Unsecured Notes, 3.20%, 11/21/29	718,155
Principal Amount		Value
CORPORATE BONDS & NOTES 11.7% (continued)
CONSUMER, NON-CYCLICAL 2.1% (continued)
	PHARMACEUTICALS 0.9% (continued)
$ 750,000	AstraZeneca PLC, Senior Unsecured Notes, 1.38%, 8/6/30	$662,165
500,000	Eli Lilly & Co., Senior Unsecured Notes, 4.60%, 8/14/34	494,346
750,000	Pfizer Investment Enterprises Pte. Ltd., Guaranteed Notes, 5.30%, 5/19/53(2)	706,557
		2,581,223
		6,231,139
ENERGY 1.1%
	OIL & GAS 0.4%
750,000	Diamondback Energy, Inc., Guaranteed Notes, 5.15%, 1/30/30	760,469
500,000	Valero Energy Corp., Senior Unsecured Notes, 5.15%, 2/15/30	507,171
		1,267,640
	PIPELINES 0.7%
750,000	Enbridge, Inc., Guaranteed Notes, 2.50%, 8/1/33(2)	639,604
750,000	MPLX LP, Senior Unsecured Notes, 5.40%, 4/1/35	749,442
750,000	Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes, 5.60%, 1/15/36	752,124
		2,141,170
		3,408,810
FINANCIAL 3.6%
	BANKS 2.4%
500,000	Bank of America Corp., (1 day USD SOFR + 2.16%), 5.02%, 7/22/33(3)	500,742
750,000	Bank of New York Mellon Corp., (1 day USD SOFR + 1.51%), 4.71%, 2/1/34(3)	737,722
500,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, (1 day USD SOFR + 1.42%), 5.02%, 10/23/35(3)	491,133
750,000	JPMorgan Chase & Co., Senior Unsecured Notes, (3 mo. USD Term SOFR + 1.64%), 3.96%, 11/15/48(2)(3)	589,691
750,000	KeyCorp, Senior Unsecured Notes, 4.10%, 4/30/28	743,981
750,000	M&T Bank Corp., Senior Unsecured Notes, (1 day USD SOFR + 1.85%), 5.05%, 1/27/34(3)	743,601
500,000	Morgan Stanley, (1 day USD SOFR + 2.56%), 6.34%, 10/18/33(3)	533,045
750,000	PNC Financial Services Group, Inc., Senior Unsecured Notes, (1 day USD SOFR + 1.26%), 4.81%, 10/21/32(2)(3)	746,696
750,000	U.S. Bancorp, Senior Unsecured Notes, (1 day USD SOFR + 1.60%), 4.84%, 2/1/34(3)	740,038
750,000	Wells Fargo & Co., Senior Unsecured Notes, (1 day USD SOFR + 1.07%), 5.71%, 4/22/28(3)	756,746
See Notes to Financial Statements.

June 30, 2026

Principal Amount		Value
CORPORATE BONDS & NOTES 11.7% (continued)
FINANCIAL 3.6% (continued)
	BANKS 2.4% (continued)
$ 750,000	Wells Fargo & Co., (1 day USD SOFR + 2.13%), 4.61%, 4/25/53(3)	$630,258
		7,213,653
	DIVERSIFIED FINANCIALS 0.5%
750,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Guaranteed Notes, 3.30%, 1/30/32	685,556
750,000	American Express Co., Senior Unsecured Notes, (1 day USD SOFR + 1.84%), 5.04%, 5/1/34(3)	751,211
		1,436,767
	REITS 0.7%
750,000	American Tower Corp., Senior Unsecured Notes, 4.70%, 12/15/32	737,803
500,000	Extra Space Storage LP, Guaranteed Notes, 5.40%, 2/1/34	505,346
750,000	Welltower OP LLC, Senior Unsecured Notes, 4.25%, 4/15/28	746,454
		1,989,603
		10,640,023
INDUSTRIAL 0.4%
	AEROSPACE/DEFENSE 0.2%
750,000	RTX Corp., 4.50%, 6/1/42	670,965
	ELECTRONICS 0.2%
750,000	Amphenol Corp., Senior Unsecured Notes, 2.20%, 9/15/31	663,507
		1,334,472
TECHNOLOGY 0.7%
	COMPUTERS 0.2%
500,000	Dell International LLC/EMC Corp., Guaranteed Notes, 5.40%, 4/15/34(2)	506,909
	SEMICONDUCTORS 0.2%
750,000	Broadcom, Inc., 4.30%, 11/15/32	726,445
	SOFTWARE 0.3%
750,000	Roper Technologies, Inc., Senior Unsecured Notes, 5.10%, 9/15/35(2)	728,628
		1,961,982
UTILITIES 0.6%
	ELECTRIC 0.4%
750,000	Duke Energy Corp., Senior Unsecured Notes, 4.50%, 8/15/32(2)	735,360
500,000	NextEra Energy Capital Holdings, Inc., Guaranteed Notes, 5.05%, 3/15/30(2)	506,422
		1,241,782
	GAS 0.2%
500,000	NiSource, Inc., Senior Unsecured Notes, 3.60%, 5/1/30	479,925
		1,721,707
TOTAL CORPORATE BONDS & NOTES (Cost $35,515,931)		34,822,554
Principal Amount		Value
LONG-TERM MUNICIPAL SECURITIES 1.0%
	CALIFORNIA 0.3%
$ 750,000	State of California, GO, 5.70%, 10/1/32	$795,009
	HAWAII 0.2%
750,000	State of Hawaii, Series GN, GO, 4.62%, 10/1/32	751,673
	MICHIGAN 0.3%
750,000	University of Michigan, 5.18%, 4/1/35	755,121
	NEW YORK 0.2%
750,000	Empire State Development Corp., Series B-3, 3.90%, 3/15/33	722,747
TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $3,039,895)		3,024,550
RESIDENTIAL MORTGAGE-BACKED SECURITIES 6.5%
793,376	FHLMC Pool #QB2462, 3.00%, 8/1/50	698,423
3,186,721	FHLMC Pool #QF1236, 4.50%, 10/1/52	3,075,315
1,626,230	FHLMC Pool #SD8108, 3.00%, 11/1/50	1,430,593
1,079,342	FNMA Pool #AS0516, 3.00%, 9/1/43	974,078
4,330,038	FNMA Pool #CB2403, 2.50%, 12/1/51	3,636,595
1,671,577	FNMA Pool #CB5892, 4.50%, 3/1/53	1,614,884
873,720	FNMA Pool #MA4222, 3.50%, 12/1/50	799,749
1,137,689	FNMA Pool #MA4494, 3.00%, 12/1/51	999,385
1,815,788	FNMA Pool #MA4495, 3.50%, 12/1/51	1,650,217
1,992,368	FNMA Pool #MA5283, MBS, 4.00%, 2/1/54	1,864,050
3,109,946	GNMA II Pool #MA8043, 3.00%, 5/20/52	2,763,411
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $20,779,462)		19,506,700
U.S. TREASURY OBLIGATIONS 13.2%
2,500,000	U.S. Treasury Bonds, 3.88%, 5/15/43	2,209,668
2,500,000	U.S. Treasury Bonds, 3.63%, 5/15/53	1,997,949
3,000,000	U.S. Treasury Bonds, 4.25%, 8/15/54	2,678,438
3,500,000	U.S. Treasury Notes, 4.50%, 7/15/26	3,501,005
2,500,300	U.S. Treasury Notes, 2.25%, 8/15/27	2,448,536
4,000,000	U.S. Treasury Notes, 2.75%, 2/15/28	3,911,562
5,750,000	U.S. Treasury Notes, 3.63%, 8/31/29	5,657,910
3,000,000	U.S. Treasury Notes, 1.50%, 2/15/30	2,733,047
2,000,000	U.S. Treasury Notes, 3.50%, 2/28/31	1,941,328
4,500,000	U.S. Treasury Notes, 2.75%, 8/15/32	4,132,793
2,000,000	U.S. Treasury Notes, 3.88%, 8/15/33(2)	1,944,844
2,500,000	U.S. Treasury Notes, 4.00%, 2/15/34	2,442,383
4,000,000	U.S. Treasury Notes, 4.25%, 5/15/35	3,952,812
TOTAL U.S. TREASURY OBLIGATIONS (Cost $40,204,919)		39,552,275

Shares		Value
SHORT-TERM INVESTMENTS 4.1%
	MONEY MARKET FUNDS 4.1%
9,477,481	State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.58%(4)	9,477,481
See Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Shares		Value
SHORT-TERM INVESTMENTS 4.1% (continued)
	MONEY MARKET FUNDS 4.1% (continued)
2,880,000	State Street Navigator Securities Lending Government Money Market Portfolio(5)	$2,880,000
		12,357,481
TOTAL SHORT-TERM INVESTMENTS (Cost $12,357,481)		12,357,481
TOTAL INVESTMENTS IN SECURITIES 100.4% (Cost $229,928,292)		$300,361,437
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (0.4)%		(1,318,586)
NET ASSETS 100.0%		$299,042,851

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of June 30, 2026, the market value of the securities on loan was $15,411,800.
(3)
Floating or variable rate security. The rate disclosed is
the rate in effect as of June 30, 2026. The information in
parentheses represents the benchmark and reference
rate for each relevant security and the rate adjusts based
upon the reference rate and spread. The security may be
further subject to interest rate floor and caps. For
securities which do not indicate a reference rate and
spread in their descriptions, the interest rate adjusts
periodically based on current interest rates and, for
mortgage-backed securities, prepayments in the
underlying pool of assets.

(4)	Rate reflects 7-day yield as of June 30, 2026.
(5)
Securities with an aggregate market value of
$15,411,800 were out on loan in exchange for collateral
including $2,880,000 of cash collateral as of June 30,
2026. The collateral was invested in a cash collateral
reinvestment vehicle. See Note 1(K).

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
The following table summarizes the inputs used to value the Fund's investments in securities as of June 30, 2026 (See Note 1(B)):
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$184,697,517	$—	$—	$184,697,517
Fixed Income Exchange Traded Funds	6,400,360	—	—	6,400,360
Corporate Bonds & Notes*	—	34,822,554	—	34,822,554
Long-Term Municipal Securities*	—	3,024,550	—	3,024,550
Residential Mortgage-Backed Securities	—	19,506,700	—	19,506,700
U.S. Treasury Obligations	—	39,552,275	—	39,552,275
Short-Term Investments	12,357,481	—	—	12,357,481
Total Investments in Securities	$203,455,358	$96,906,079	$—	$300,361,437

*	See Schedule of Investments for further breakdown by category.
See Notes to Financial Statements.

Value Line Capital Appreciation Fund, Inc.
Schedule of Investments (unaudited)
June 30, 2026

Shares		Value
COMMON STOCKS 64.6%
COMMUNICATION SERVICES 8.0%
	INTERNET 7.5%
54,000	Alphabet, Inc. Class A	$19,297,980
27,000	Meta Platforms, Inc. Class A	15,208,830
98,000	Netflix, Inc.(1)	6,997,200
		41,504,010
	MEDIA 0.5%
28,000	Walt Disney Co.	2,695,000
		44,199,010
CONSUMER DISCRETIONARY 6.7%
	AUTO MANUFACTURERS 2.0%
200,000	Rivian Automotive, Inc. Class A(1)(2)	3,470,000
18,500	Tesla, Inc.(1)	7,781,100
		11,251,100
	INTERNET 4.1%
40,000	Alibaba Group Holding Ltd. ADR(2)	3,839,200
66,000	Amazon.com, Inc.(1)	15,730,440
17,500	Booking Holdings, Inc.	3,119,200
		22,688,840
	LODGING 0.6%
10,000	Hilton Worldwide Holdings, Inc.	3,304,600
		37,244,540
ENERGY 0.7%
	OIL & GAS 0.7%
22,000	Diamondback Energy, Inc.	3,867,160
FINANCIALS 7.2%
	BANKS 2.6%
87,000	Bank of America Corp.	4,957,260
5,300	Goldman Sachs Group, Inc.	5,360,261
12,000	JPMorgan Chase & Co.	3,927,960
		14,245,481
	CAPITAL MARKETS 0.6%
31,000	Blackstone, Inc.	3,647,770
	DIVERSIFIED FINANCIALS 2.9%
40,000	Coinbase Global, Inc. Class A(1)	5,847,600
54,000	Interactive Brokers Group, Inc. Class A	4,700,160
16,000	Visa, Inc. Class A	5,489,440
		16,037,200
	INTERNET 1.1%
60,000	Robinhood Markets, Inc. Class A(1)	6,016,800
		39,947,251
HEALTHCARE 6.1%
	BIOTECHNOLOGY 3.5%
204,000	Exelixis, Inc.(1)	11,099,640
40,000	Insmed, Inc.(1)	4,264,800
7,500	Vertex Pharmaceuticals, Inc.(1)	3,725,475
		19,089,915
	PHARMACEUTICALS 2.6%
4,500	Eli Lilly & Co.	5,397,435
Shares		Value
COMMON STOCKS 64.6% (continued)
HEALTHCARE 6.1% (continued)
	PHARMACEUTICALS 2.6% (continued)
17,000	Madrigal Pharmaceuticals, Inc.(1)	$9,128,150
		14,525,585
		33,615,500
INDUSTRIALS 2.8%
	AIRLINES 0.8%
47,000	Delta Air Lines, Inc.	4,402,020
	INTERNET 2.0%
190,000	Lyft, Inc. Class A(1)(2)	2,775,900
115,000	Uber Technologies, Inc.(1)	8,298,400
		11,074,300
		15,476,320
INFORMATION TECHNOLOGY 33.1%
	COMPUTERS 2.6%
30,000	Apple, Inc.	8,680,800
7,800	Crowdstrike Holdings, Inc. Class A(1)	5,952,492
		14,633,292
	INTERNET 2.0%
14,000	AppLovin Corp. Class A(1)	7,213,220
35,000	Shopify, Inc. Class A(1)	3,996,300
		11,209,520
	SEMICONDUCTORS 22.6%
60,500	Advanced Micro Devices, Inc.(1)	35,145,055
32,000	ARM Holdings PLC ADR(1)(2)	11,346,240
38,000	Broadcom, Inc.	14,354,500
34,500	Micron Technology, Inc.	39,823,005
102,000	NVIDIA Corp.	20,409,180
15,000	NXP Semiconductors NV	4,215,450
		125,293,430
	SOFTWARE 5.9%
48,000	CoreWeave, Inc. Class A(1)	4,777,920
24,500	Microsoft Corp.	9,138,990
35,000	Salesforce, Inc.	5,483,100
60,000	ServiceNow, Inc.(1)	5,956,800
48,000	Strategy, Inc.(1)	4,172,640
27,000	Workday, Inc. Class A(1)	3,305,340
		32,834,790
		183,971,032
TOTAL COMMON STOCKS (Cost $130,664,805)		358,320,813
FIXED INCOME EXCHANGE TRADED FUNDS 1.9%
55,000	iShares MBS ETF	5,198,600
110,000	Vanguard Mortgage-Backed Securities ETF(2)	5,149,100
TOTAL FIXED INCOME EXCHANGE TRADED FUNDS (Cost $10,364,886)		10,347,700

See Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATION 0.0%
$ 333,794	FNMA, Series 2023-R04, Class 1M1, (30 day USD SOFR Average + 2.30%), 5.93%, 5/25/43(3)(4)	$338,540
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $333,902)		338,540
COMMERCIAL MORTGAGE-BACKED SECURITIES 0.1%
255,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class A2, 3.22%, 3/25/27	253,135
246,943	FHLMC Multifamily Structured Pass-Through Certificates, Series K074, Class A2, 3.60%, 1/25/28	243,886
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K084, Class A2, 3.78%, 10/25/28(4)	246,138
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $787,351)		743,159
CORPORATE BONDS & NOTES 10.3%
BASIC MATERIALS 0.7%
	CHEMICALS 0.2%
750,000	Nutrien Ltd., Senior Unsecured Notes, 4.85%, 5/29/31	749,278
500,000	Sherwin-Williams Co., Senior Unsecured Notes, 5.15%, 8/15/35(2)	501,359
		1,250,637
	IRON/STEEL 0.2%
750,000	ArcelorMittal SA, Senior Unsecured Notes, 4.25%, 7/16/29(2)	739,188
500,000	Steel Dynamics, Inc., Senior Unsecured Notes, 3.25%, 1/15/31	468,825
		1,208,013
	MINING 0.3%
750,000	Newmont Corp., Guaranteed Notes, 2.60%, 7/15/32(2)	671,499
750,000	Rio Tinto Finance USA Ltd., Guaranteed Notes, 5.20%, 11/2/40	737,247
		1,408,746
		3,867,396
COMMUNICATIONS 0.9%
	INTERNET 0.3%
750,000	Amazon.com, Inc., Senior Unsecured Notes, 4.65%, 11/20/35	729,352
750,000	VeriSign, Inc., Senior Unsecured Notes, 2.70%, 6/15/31(2)	673,537
		1,402,889
	MEDIA 0.1%
750,000	Comcast Corp., Guaranteed Notes, 4.25%, 1/15/33	714,303
	TELECOMMUNICATIONS 0.5%
750,000	AT&T, Inc., Senior Unsecured Notes, 2.55%, 12/1/33	629,927
750,000	Motorola Solutions, Inc., Senior Unsecured Notes, 5.55%, 8/15/35	763,451
750,000	T-Mobile USA, Inc., Guaranteed Notes, 3.50%, 4/15/31	707,746
Principal Amount		Value
CORPORATE BONDS & NOTES 10.3% (continued)
COMMUNICATIONS 0.9% (continued)
	TELECOMMUNICATIONS 0.5% (continued)
$ 500,000	Verizon Communications, Inc., Senior Unsecured Notes, 5.75%, 11/30/45	$486,011
		2,587,135
		4,704,327
CONSUMER, CYCLICAL 0.8%
	AUTO MANUFACTURERS 0.1%
750,000	General Motors Financial Co., Inc., Senior Unsecured Notes, 5.45%, 9/6/34	751,354
	LODGING 0.3%
750,000	Hyatt Hotels Corp., Senior Unsecured Notes, 5.38%, 12/15/31(2)	762,339
750,000	Marriott International, Inc., Senior Unsecured Notes, 5.50%, 4/15/37	757,206
		1,519,545
	RETAIL 0.4%
750,000	Costco Wholesale Corp., Senior Unsecured Notes, 1.75%, 4/20/32	649,918
750,000	Lowe's Cos., Inc., Senior Unsecured Notes, 4.50%, 10/15/32	734,118
750,000	McDonald's Corp., Senior Unsecured Notes, 4.70%, 12/9/35	734,057
		2,118,093
		4,388,992
CONSUMER, NON-CYCLICAL 1.7%
	BEVERAGES 0.1%
750,000	PepsiCo, Inc., Senior Unsecured Notes, 5.00%, 7/23/35(2)	755,096
	BIOTECHNOLOGY 0.4%
750,000	Amgen, Inc., Senior Unsecured Notes, 3.35%, 2/22/32	695,951
750,000	Gilead Sciences, Inc., Senior Unsecured Notes, 4.60%, 9/1/35	728,592
750,000	Regeneron Pharmaceuticals, Inc., Senior Unsecured Notes, 1.75%, 9/15/30	663,294
		2,087,837
	COMMERCIAL SERVICES 0.2%
750,000	PayPal Holdings, Inc., Senior Unsecured Notes, 5.15%, 6/1/34(2)	745,995
500,000	Service Corp. International, Senior Unsecured Notes, 4.00%, 5/15/31	471,972
		1,217,967
	HEALTHCARE PRODUCTS 0.4%
750,000	GE HealthCare Technologies, Inc., Senior Unsecured Notes, 4.80%, 8/14/29	753,918
750,000	Medtronic, Inc., Guaranteed Notes, 4.38%, 3/15/35	720,667
750,000	Stryker Corp., Senior Unsecured Notes, 5.20%, 2/10/35(2)	758,117
		2,232,702
	PHARMACEUTICALS 0.6%
750,000	AbbVie, Inc., Senior Unsecured Notes, 3.20%, 11/21/29	718,155
See Notes to Financial Statements.

June 30, 2026

Principal Amount		Value
CORPORATE BONDS & NOTES 10.3% (continued)
CONSUMER, NON-CYCLICAL 1.7% (continued)
	PHARMACEUTICALS 0.6% (continued)
$ 750,000	AstraZeneca PLC, Senior Unsecured Notes, 1.38%, 8/6/30	$662,165
750,000	Eli Lilly & Co., Senior Unsecured Notes, 4.60%, 8/14/34	741,519
500,000	Pfizer Investment Enterprises Pte. Ltd., Guaranteed Notes, 5.30%, 5/19/53	471,038
750,000	Sanofi SA, Senior Unsecured Notes, 4.20%, 11/3/32	733,479
		3,326,356
		9,619,958
ENERGY 0.9%
	OIL & GAS 0.4%
750,000	Diamondback Energy, Inc., Guaranteed Notes, 5.15%, 1/30/30	760,469
750,000	Phillips 66 Co., Guaranteed Notes, 5.25%, 6/15/31	763,107
750,000	Valero Energy Corp., Senior Unsecured Notes, 5.15%, 2/15/30	760,756
		2,284,332
	PIPELINES 0.5%
750,000	Enbridge, Inc., Guaranteed Notes, 2.50%, 8/1/33(2)	639,604
750,000	MPLX LP, Senior Unsecured Notes, 5.40%, 4/1/35	749,442
750,000	Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes, 5.60%, 1/15/36	752,124
750,000	Targa Resources Corp., Guaranteed Notes, 4.35%, 4/15/31	732,678
		2,873,848
		5,158,180
FINANCIAL 3.4%
	BANKS 2.4%
750,000	Bank of America Corp., (1 day USD SOFR + 2.16%), 5.02%, 7/22/33(4)	751,112
750,000	Bank of New York Mellon Corp., (1 day USD SOFR + 1.51%), 4.71%, 2/1/34(4)	737,722
750,000	Barclays PLC, Senior Unsecured Notes, (1 day USD SOFR + 1.91%), 5.34%, 9/10/35(4)	744,724
750,000	Citigroup, Inc., Senior Unsecured Notes, (1 day USD SOFR + 1.34%), 4.54%, 9/19/30(4)	744,732
750,000	Citigroup, Inc., Senior Unsecured Notes, (1 day USD SOFR + 2.09%), 4.91%, 5/24/33(4)	746,172
750,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, (1 day USD SOFR + 1.42%), 5.02%, 10/23/35(4)	736,700
750,000	HSBC Holdings PLC, Senior Unsecured Notes, (3 mo. USD Term SOFR + 1.80%), 4.58%, 6/19/29(4)	747,786
750,000	Huntington Bancshares, Inc., Senior Unsecured Notes, (1 day USD SOFR + 0.99%), 4.62%, 1/28/32(4)	737,559
Principal Amount		Value
CORPORATE BONDS & NOTES 10.3% (continued)
FINANCIAL 3.4% (continued)
	BANKS 2.4% (continued)
$ 750,000	JPMorgan Chase & Co., Senior Unsecured Notes, 1 day USD SOFR + 0.99%, 4.62%, 4/23/32(4)	$741,344
500,000	JPMorgan Chase & Co., Senior Unsecured Notes, (3 mo. USD Term SOFR + 1.64%), 3.96%, 11/15/48(4)	393,128
750,000	KeyCorp, Senior Unsecured Notes, 4.10%, 4/30/28	743,980
750,000	M&T Bank Corp., Senior Unsecured Notes, (1 day USD SOFR + 1.85%), 5.05%, 1/27/34(4)	743,601
500,000	Morgan Stanley, (1 day USD SOFR + 2.56%), 6.34%, 10/18/33(4)	533,045
750,000	PNC Financial Services Group, Inc., Senior Unsecured Notes, (1 day USD SOFR + 1.26%), 4.81%, 10/21/32(4)	746,696
750,000	Regions Bank, Senior Unsecured Notes, (1 day USD SOFR + 0.81%), 4.76%, 7/27/29(4)	750,271
750,000	Royal Bank of Canada, Senior Unsecured Notes, 5.00%, 2/1/33	755,196
750,000	U.S. Bancorp, Senior Unsecured Notes, (1 day USD SOFR + 1.60%), 4.84%, 2/1/34(4)	740,038
750,000	Wells Fargo & Co., Senior Unsecured Notes, (1 day USD SOFR + 1.07%), 5.71%, 4/22/28(4)	756,746
500,000	Wells Fargo & Co., (1 day USD SOFR + 2.13%), 4.61%, 4/25/53(4)	420,172
		13,270,724
	DIVERSIFIED FINANCIALS 0.4%
750,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Guaranteed Notes, 3.30%, 1/30/32	685,556
750,000	American Express Co., Senior Unsecured Notes, (1 day USD SOFR + 1.84%), 5.04%, 5/1/34(4)	751,211
750,000	Charles Schwab Corp., Senior Unsecured Notes, (1 day USD SOFR + 1.23%), 4.91%, 11/14/36(4)	731,818
		2,168,585
	REITS 0.6%
750,000	American Tower Corp., Senior Unsecured Notes, 4.70%, 12/15/32	737,803
750,000	Extra Space Storage LP, Guaranteed Notes, 5.40%, 2/1/34	758,019
750,000	Kimco Realty OP LLC, Senior Unsecured Notes, 2.25%, 12/1/31	663,111
750,000	Prologis LP, Senior Unsecured Notes, 4.75%, 6/15/33	743,184
750,000	Welltower OP LLC, Senior Unsecured Notes, 4.25%, 4/15/28	746,454
		3,648,571
		19,087,880
See Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
CORPORATE BONDS & NOTES 10.3% (continued)
INDUSTRIAL 0.6%
	AEROSPACE/DEFENSE 0.4%
$ 750,000	General Electric Co., Senior Unsecured Notes, 4.90%, 1/29/36	$748,984
750,000	Lockheed Martin Corp., Senior Unsecured Notes, 4.40%, 8/15/30	747,377
750,000	RTX Corp., 4.50%, 6/1/42	670,965
		2,167,326
	ELECTRONICS 0.1%
750,000	Amphenol Corp., Senior Unsecured Notes, 2.20%, 9/15/31	663,507
	PACKAGING & CONTAINERS 0.1%
750,000	Ball Corp., Guaranteed Notes, 2.88%, 8/15/30	684,368
		3,515,201
TECHNOLOGY 0.7%
	COMPUTERS 0.3%
750,000	Dell International LLC/EMC Corp., Guaranteed Notes, 5.40%, 4/15/34(2)	760,363
750,000	International Business Machines Corp., Senior Unsecured Notes, 4.95%, 2/3/36	731,785
		1,492,148
	SEMICONDUCTORS 0.1%
750,000	Broadcom, Inc., 4.30%, 11/15/32	726,445
	SOFTWARE 0.3%
750,000	Intuit, Inc., Senior Unsecured Notes, 4.95%, 6/15/31	749,983
750,000	Roper Technologies, Inc., Senior Unsecured Notes, 5.10%, 9/15/35	728,628
		1,478,611
		3,697,204
UTILITIES 0.6%
	ELECTRIC 0.6%
750,000	Duke Energy Corp., Senior Unsecured Notes, 4.50%, 8/15/32(2)	735,361
750,000	NextEra Energy Capital Holdings, Inc., Guaranteed Notes, 5.05%, 3/15/30	759,633
750,000	Southern Co., 5.70%, 3/15/34	776,955
750,000	Virginia Electric & Power Co., Series C, Senior Unsecured Notes, 4.90%, 9/15/35	734,129
		3,006,078
TOTAL CORPORATE BONDS & NOTES (Cost $57,305,009)		57,045,216
LONG-TERM MUNICIPAL SECURITIES 0.7%
	CALIFORNIA 0.1%
500,000	State of California, GO, 5.70%, 10/1/32	530,006
	CONNECTICUT 0.1%
500,000	City of Norwich, GO, 2.47%, 8/1/28	481,878
	HAWAII 0.2%
500,000	City & County Honolulu Wastewater System Revenue, Series B, 2.50%, 7/1/27	491,750
Principal Amount		Value
LONG-TERM MUNICIPAL SECURITIES 0.7% (continued)
	HAWAII 0.2% (continued)
$ 500,000	State of Hawaii, Series GN, GO, 4.62%, 10/1/32	$501,116
		992,866
	ILLINOIS 0.1%
500,000	Illinois State Toll Highway Authority, Series B, 5.85%, 12/1/34	516,619
	MICHIGAN 0.1%
500,000	University of Michigan, 5.18%, 4/1/35	503,414
	NEW YORK 0.1%
500,000	Empire State Development Corp., Series B-3, 3.90%, 3/15/33	481,831
500,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Series D-3, 2.25%, 11/1/31	445,127
		926,958
TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $3,950,960)		3,951,741
RESIDENTIAL MORTGAGE-BACKED SECURITIES 5.1%
1,237,136	FHLMC Pool #QB9661, 2.50%, 3/1/51	1,034,677
522,600	FHLMC Pool #QD2419, 3.00%, 12/1/51	460,920
1,298,157	FHLMC Pool #QE8017, 3.50%, 8/1/52	1,178,632
1,573,689	FHLMC Pool #QF1236, 4.50%, 10/1/52	1,518,674
882,453	FHLMC Pool #QG6306, 5.00%, 7/1/53	873,254
147,309	FHLMC Pool #RA6817, 2.50%, 2/1/52	125,153
341,884	FHLMC Pool #SB8215, 4.00%, 3/1/38	332,618
2,009,113	FHLMC Pool #SD4553, 3.00%, 9/1/53	1,754,950
840,589	FHLMC Pool #SD8108, 3.00%, 11/1/50	739,466
1,655,417	FHLMC Pool #SD8255, 3.50%, 10/1/52	1,502,912
1,995,705	FHLMC Pool #SD8256, 4.00%, 10/1/52	1,870,287
1,859,077	FHLMC Pool #SD8266, MBS, 4.50%, 11/1/52	1,793,066
1,356,023	FHLMC Pool #SD8328, 4.50%, 6/1/53	1,308,206
283	FNMA Pool #AH3226, 5.00%, 2/1/41	285
417,258	FNMA Pool #CA5540, 3.00%, 4/1/50	370,966
815,404	FNMA Pool #CB5892, 4.50%, 3/1/53	787,748
1,198,325	FNMA Pool #FS3526, 4.00%, 12/1/52	1,124,557
1,814,176	FNMA Pool #MA4512, 2.50%, 1/1/52	1,524,933
1,068,642	FNMA Pool #MA5131, 3.50%, 7/1/53	970,187
672,861	FNMA Pool #MA5283, MBS, 4.00%, 2/1/54	629,526
1,029,623	GNMA, Series 2021-98, Class IG, IO, 3.00%, 6/20/51	183,542
1,395,375	GNMA II Pool #MA7651, 3.50%, 10/20/51	1,270,218
2,080,962	GNMA II Pool #MA7705, MBS, 2.50%, 11/20/51	1,779,661
3,611,225	GNMA II Pool #MA8043, 3.00%, 5/20/52	3,208,834
984,981	GNMA II Pool #MA8945, 4.00%, 6/20/53	925,640
1,036,439	GNMA II Pool #MA9527, 5.00%, 3/20/54	1,016,910
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $28,889,287)		28,285,822
U.S. TREASURY OBLIGATIONS 11.7%
3,000,000	U.S. Treasury Bonds, 3.50%, 2/15/39	2,699,297
5,000,000	U.S. Treasury Bonds, 3.88%, 5/15/43	4,419,336
1,500,000	U.S. Treasury Bonds, 4.25%, 8/15/54	1,339,219
See Notes to Financial Statements.

June 30, 2026

Principal Amount		Value
U.S. TREASURY OBLIGATIONS 11.7% (continued)
$ 2,000,000	U.S. Treasury Notes, 4.50%, 7/15/26	$2,000,574
4,000,400	U.S. Treasury Notes, 2.25%, 8/15/27	3,917,579
6,000,000	U.S. Treasury Notes, 2.75%, 2/15/28	5,867,344
3,500,000	U.S. Treasury Notes, 3.63%, 8/31/29	3,443,946
5,500,000	U.S. Treasury Notes, 3.75%, 5/31/30	5,412,988
4,000,000	U.S. Treasury Notes, 3.50%, 2/28/31	3,882,656
9,000,000	U.S. Treasury Notes, 2.75%, 8/15/32	8,265,586
7,000,000	U.S. Treasury Notes, 3.88%, 8/15/33(2)	6,806,953
10,000,000	U.S. Treasury Notes, 4.00%, 2/15/34	9,769,531
7,000,000	U.S. Treasury Notes, 4.25%, 5/15/35	6,917,422
TOTAL U.S. TREASURY OBLIGATIONS (Cost $65,302,507)		64,742,431

Shares		Value
SHORT-TERM INVESTMENTS 5.2%
	MONEY MARKET FUNDS 5.2%
22,528,014	State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.58%(5)	22,528,014
6,274,218	State Street Navigator Securities Lending Government Money Market Portfolio(6)	6,274,218
		28,802,232
TOTAL SHORT-TERM INVESTMENTS (Cost $28,802,232)		28,802,232
TOTAL INVESTMENTS IN SECURITIES 99.6% (Cost $326,400,939)		$552,577,654
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES 0.4%		2,247,736
NET ASSETS 100.0%		$554,825,390

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of June 30, 2026, the market value of the securities on loan was $34,182,664.
(3)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(4)
Floating or variable rate security. The rate disclosed is
the rate in effect as of June 30, 2026. The information in
parentheses represents the benchmark and reference
rate for each relevant security and the rate adjusts based
upon the reference rate and spread. The security may be
further subject to interest rate floor and caps. For
securities which do not indicate a reference rate and
spread in their descriptions, the interest rate adjusts
periodically based on current interest rates and, for
mortgage-backed securities, prepayments in the
underlying pool of assets.

(5)	Rate reflects 7-day yield as of June 30, 2026.
(6)
Securities with an aggregate market value of
$34,182,664 were out on loan in exchange for collateral
including $6,274,218 of cash collateral as of June 30,
2026. The collateral was invested in a cash collateral
reinvestment vehicle. See Note 1(K).

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
The following table summarizes the inputs used to value the Fund's investments in securities as of June 30, 2026 (See Note 1(B)):
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$358,320,813	$—	$—	$358,320,813
Fixed Income Exchange Traded Funds	10,347,700	—	—	10,347,700
Collateralized Mortgage Obligation	—	338,540	—	338,540
Commercial Mortgage-Backed Securities	—	743,159	—	743,159
Corporate Bonds & Notes*	—	57,045,216	—	57,045,216
Long-Term Municipal Securities*	—	3,951,741	—	3,951,741
Residential Mortgage-Backed Securities	—	28,285,822	—	28,285,822
U.S. Treasury Obligations	—	64,742,431	—	64,742,431
Short-Term Investments	28,802,232	—	—	28,802,232
Total Investments in Securities	$397,470,745	$155,106,909	$—	$552,577,654

*	See Schedule of Investments for further breakdown by category.
See Notes to Financial Statements.

Statements of Assets and Liabilities
at June 30, 2026(unaudited)

	Value Line Small Cap Opportunities Fund, Inc.	Value Line Mid Cap Focused Fund, Inc.
Assets:
Investments in securities, at value*	$836,210,953	$1,224,764,877
Cash	—	13,992
Receivable for securities sold	1,233,880	11,543,635
Receivable for capital shares sold	457,049	937,451
Prepaid expenses	57,002	68,777
Dividends and interest receivable	56,000	1,115,849
Receivable for securities lending income	5,093	300
Total Assets	838,019,977	1,238,444,881
Liabilities:
Payable upon return of securities on loan (See Note 1(k))	9,529,231	3,568,963
Payable for capital shares redeemed	1,006,137	19,010,957
Accrued expenses:
Advisory fee	495,143	656,312
Sub-transfer agent fees	175,733	312,752
Service and distribution plan fees	74,239	83,362
Printing fee payable	67,916	178,129
Custody and accounting fees payable	12,754	30,638
Transfer agent fees	3,959	36,408
Other	42,952	72,592
Total Liabilities	11,408,064	23,950,113
Commitments and contingent liabilities (See Note 5)
Net Assets	$826,611,913	$1,214,494,768
Net assets consist of:
Capital stock, at $0.001 and $1.00 par value, respectively (authorized 300,000,000 and 50,000,000 shares, respectively)	$12,124	$35,032,392
Additional paid-in capital	405,632,133	772,149,350
Distributable Earnings/(Loss)	420,967,656	407,313,026
Net Assets	$826,611,913	$1,214,494,768
Net Asset Value Per Share
Investor Class
Net Assets	$372,587,682	$408,796,807
Shares Outstanding	5,576,180	11,879,813
Net Asset Value, Offering and Redemption Price per Outstanding Share	$66.82	$34.41
Institutional Class
Net Assets	$454,024,231	$805,697,961
Shares Outstanding	6,547,378	23,152,579
Net Asset Value, Offering and Redemption Price per Outstanding Share	$69.34	$34.80
*Includes securities on loan of	$56,101,895	$3,531,329
Cost of investments	$518,901,586	$917,993,369
See Notes to Financial Statements.

Statements of Assets and Liabilities
at June 30, 2026(unaudited) (continued)

	Value Line Select Core Fund, Inc. (formerly, Value Line Select Growth Fund, Inc.)	Value Line Larger Companies Focused Fund, Inc.
Assets:
Investments in securities, at value*	$295,075,755	$447,548,038
Cash	50,400	—
Dividends and interest receivable	99,780	21,393
Prepaid expenses	34,404	32,655
Receivable for capital shares sold	4,610	431
Receivable for securities lending income	—	1,283
Total Assets	295,264,949	447,603,800
Liabilities:
Payable for capital shares redeemed	440,835	386,165
Payable upon return of securities on loan (See Note 1(k))	—	10,550,050
Accrued expenses:
Advisory fee	176,929	260,430
Service and distribution plan fees	59,893	86,814
Sub-transfer agent fees	38,378	28,542
Printing fee payable	27,350	18,881
Auditing and legal fees payable	13,753	23,710
Custody and accounting fees payable	12,557	11,493
Transfer agent fees	9,454	1,530
Other	13,196	14,845
Total Liabilities	792,345	11,382,460
Commitments and contingent liabilities (See Note 5)
Net Assets	$294,472,604	$436,221,340
Net assets consist of:
Capital stock, at $1.00 par value (authorized 100,000,000 and 50,000,000 shares, respectively)	$10,103,838	$9,212,601
Additional paid-in capital	103,971,296	142,731,563
Distributable Earnings/(Loss)	180,397,470	284,277,176
Net Assets	$294,472,604	$436,221,340
Net Asset Value Per Share
Investor Class
Net Assets	$286,241,978	$423,605,626
Shares Outstanding	9,825,920	8,953,232
Net Asset Value, Offering and Redemption Price per Outstanding Share	$29.13	$47.31
Institutional Class
Net Assets	$8,230,626	$12,615,714
Shares Outstanding	277,918	259,369
Net Asset Value, Offering and Redemption Price per Outstanding Share	$29.62	$48.64
*Includes securities on loan of	$—	$17,335,934
Cost of investments	$178,836,231	$232,343,156
See Notes to Financial Statements.

Statements of Assets and Liabilities
at June 30, 2026(unaudited) (continued)

	Value Line Asset Allocation Fund, Inc.	Value Line Capital Appreciation Fund, Inc.
Assets:
Investments in securities, at value*	$300,361,437	$552,577,654
Cash	14,980	—
Receivable for securities sold	1,971,155	7,137,798
Dividends and interest receivable	1,133,957	1,684,434
Receivable for capital shares sold	41,756	436,666
Prepaid expenses	28,285	37,039
Receivable for securities lending income	1,430	3,128
Total Assets	303,553,000	561,876,719
Liabilities:
Payable upon return of securities on loan (See Note 1(k))	2,880,000	6,274,218
Payable for capital shares redeemed	1,178,752	223,916
Accrued expenses:
Advisory fee	162,887	290,482
Sub-transfer agent fees	101,643	66,807
Printing fee payable	71,599	34,469
Service and distribution plan fees	35,820	89,464
Custody and accounting fees payable	22,640	18,125
Transfer agent fees	22,568	1,349
Other	34,240	52,499
Total Liabilities	4,510,149	7,051,329
Commitments and contingent liabilities (See Note 5)
Net Assets	$299,042,851	$554,825,390
Net assets consist of:
Capital stock, at $0.001 and $1.00 par value, respectively (authorized 300,000,000 and 75,000,000 shares, respectively)	$8,914	$34,743,706
Additional paid-in capital	101,507,381	249,867,611
Distributable Earnings/(Loss)	197,526,556	270,214,073
Net Assets	$299,042,851	$554,825,390
Net Asset Value Per Share
Investor Class
Net Assets	$171,184,582	$439,499,481
Shares Outstanding	5,109,357	27,528,303
Net Asset Value, Offering and Redemption Price per Outstanding Share	$33.50	$15.97
Institutional Class
Net Assets	$127,858,269	$115,325,909
Shares Outstanding	3,804,552	7,215,403
Net Asset Value, Offering and Redemption Price per Outstanding Share	$33.61	$15.98
*Includes securities on loan of	$15,411,800	$34,182,664
Cost of investments	$229,928,292	$326,400,939
See Notes to Financial Statements.

Statements of Operations

	Value Line Small Cap Opportunities Fund, Inc.	Value Line Mid Cap Focused Fund, Inc.
Investment Income:
Dividends (net of foreign withholding tax of $0 and $60,689, respectively)	$3,336,531	$5,887,623
Securities lending income (Net)	39,014	8,251
Total Income	3,375,545	5,895,874
Expenses:
Advisory fees	3,061,112	4,552,474
Sub-transfer agent fees	514,665	783,789
Service and distribution plan fees	451,820	524,772
Auditing and legal fees	96,809	174,969
Transfer agent fees	78,937	169,905
Directors’ fees and expenses	59,739	115,262
Custody and accounting fees	55,012	89,802
Printing and postage fees	44,577	112,439
Registration and filing fees	32,275	43,357
Compliance and tax service fees	19,550	35,474
Fund administration fees	16,563	16,563
Insurance fees	16,065	34,248
Other	24,565	31,760
Total Expenses Before Fees Waived (See Note 5)	4,471,689	6,684,814
Less: Fees Waived/Reimbursed by the Advisor	—	—
Net Expenses	4,471,689	6,684,814
Net Investment Income/(Loss)	(1,096,144)	(788,940)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Exchange Transactions:
Net Realized Gain/(Loss) From:
Investments in securities	93,687,312	90,269,162
Foreign currency transactions	—	(421)
	93,687,312	90,268,741
Change in Net Unrealized Appreciation/(Depreciation) of:
Investments in securities	4,711,412	(72,889,085)
Net Realized Gain/(Loss) and Change in Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Exchange Transactions	98,398,724	17,379,656
Net Increase/(Decrease) in Net Assets from Operations	$97,302,580	$16,590,716
See Notes to Financial Statements.

Statements of Operations (continued)

	Value Line Select Core Fund, Inc. (formerly, Value Line Select Growth Fund, Inc.)	Value Line Larger Companies Focused Fund, Inc.
Investment Income:
Dividends (net of foreign withholding tax of $5,275 and $0, respectively)	$1,668,370	$360,631
Securities lending income (Net)	—	17,841
Total Income	1,668,370	378,472
Expenses:
Advisory fees	1,171,433	1,472,113
Service and distribution plan fees	387,737	485,657
Sub-transfer agent fees	98,936	68,014
Auditing and legal fees	49,734	52,731
Transfer agent fees	42,550	38,773
Custody and accounting fees	36,661	41,213
Directors’ fees and expenses	25,737	30,847
Registration and filing fees	20,436	21,684
Fund administration fees	16,563	16,563
Printing and postage fees	15,428	12,044
Compliance and tax service fees	12,127	12,197
Insurance fees	7,483	7,994
Other	20,385	21,580
Total Expenses Before Fees Waived (See Note 5)	1,905,210	2,281,410
Less: Fees Waived/Reimbursed by the Advisor	(11,903)	(13,165)
Net Expenses	1,893,307	2,268,245
Net Investment Income/(Loss)	(224,937)	(1,889,773)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Exchange Transactions:
Net Realized Gain/(Loss) From:
Investments in securities	46,497,704	56,552,486
Foreign currency transactions	7	—
	46,497,711	56,552,486
Change in Net Unrealized Appreciation/(Depreciation) of:
Investments in securities	(69,601,780)	(24,267,662)
Net Realized Gain/(Loss) and Change in Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Exchange Transactions	(23,104,069)	32,284,824
Net Increase/(Decrease) in Net Assets from Operations	$(23,329,006)	$30,395,051
See Notes to Financial Statements.

Statements of Operations (continued)

	Value Line Asset Allocation Fund, Inc.	Value Line Capital Appreciation Fund, Inc.
Investment Income:
Interest	$2,750,687	$3,264,048
Dividends (net of foreign withholding tax of $7,142 and $4,563, respectively)	1,643,753	1,079,877
Securities lending income (Net)	9,605	19,998
Total Income	4,404,045	4,363,923
Expenses:
Advisory fees	1,243,328	1,636,865
Service and distribution plan fees	253,588	502,108
Sub-transfer agent fees	220,198	187,332
Auditing and legal fees	66,206	66,558
Transfer agent fees	59,285	54,712
Custody and accounting fees	56,968	55,443
Printing and postage fees	39,316	19,468
Directors’ fees and expenses	36,228	37,374
Registration and filing fees	27,047	23,965
Fund administration fees	16,563	16,563
Compliance and tax service fees	15,328	14,283
Insurance fees	12,258	10,018
Other	23,414	22,170
Total Expenses Before Fees Waived (See Note 5)	2,069,727	2,646,859
Less: Fees Waived/Reimbursed by the Advisor	—	(13,476)
Net Expenses	2,069,727	2,633,383
Net Investment Income/(Loss)	2,334,318	1,730,540
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Exchange Transactions:
Net Realized Gain/(Loss) From:
Investments in securities	74,834,324	32,708,988
Foreign currency transactions	(493)	—
	74,833,831	32,708,988
Change in Net Unrealized Appreciation/(Depreciation) of:
Investments in securities	(98,499,408)	19,179,776
Net Realized Gain/(Loss) and Change in Net Unrealized Appreciation/(Depreciation) on Investments	(23,665,577)	51,888,764
Net Increase/(Decrease) in Net Assets from Operations	$(21,331,259)	$53,619,304
See Notes to Financial Statements.

Statements of Changes in Net Assets

	Value Line Small Cap Opportunities Fund, Inc.		Value Line Mid Cap Focused Fund, Inc.
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
Operations:
Net investment income/(loss)	$(1,096,144)	$(2,043,434)	$(788,940)	$(1,243,268)
Net realized gain/(loss) on investments	93,687,312	59,533,857	90,268,741	45,014,250
Change in net unrealized appreciation/(depreciation) on investments	4,711,412	(6,504,087)	(72,889,085)	(21,748,160)
Net increase/(decrease) in net assets from operations	97,302,580	50,986,336	16,590,716	22,022,822
Distributions to Shareholders from:
Investor Class	—	(21,606,809)	—	(9,249,983)
Institutional Class	—	(27,393,681)	—	(26,050,607)
	—	(49,000,490)	—	(35,300,590)
Share Transactions:
Proceeds from sale of shares
Investor Class	6,095,880	30,810,811	52,657,992	51,290,421
Institutional Class	47,797,409	201,389,789	80,826,890	451,602,026
Proceeds from reinvestment of distributions to shareholders
Investor Class	—	21,324,405	—	9,036,210
Institutional Class	—	25,584,448	—	24,382,547
Cost of shares redeemed
Investor Class	(31,593,054)	(55,966,737)	(80,974,194)	(153,255,050)
Institutional Class	(112,991,105)	(129,354,275)	(502,696,419)	(660,349,391)
Net increase/(decrease) in net assets from capital share transactions	(90,690,870)	93,788,441	(450,185,731)	(277,293,237)
Total increase/(decrease) in net assets	6,611,710	95,774,287	(433,595,015)	(290,571,005)
Net Assets:
Beginning of period	820,000,203	724,225,916	1,648,089,783	1,938,660,788
End of period	$826,611,913	$820,000,203	$1,214,494,768	$1,648,089,783
Capital Share Transactions:
Shares sold
Investor Class	96,205	517,998	1,563,172	1,484,067
Institutional Class	732,216	3,294,337	2,376,273	12,919,348
Shares issued to shareholders in reinvestment of distributions
Investor Class	—	357,732	—	267,264
Institutional Class	—	414,055	—	713,984
Shares redeemed
Investor Class	(501,102)	(932,124)	(2,400,842)	(4,411,536)
Institutional Class	(1,744,441)	(2,121,925)	(14,767,727)	(18,828,388)
See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Value Line Select Core Fund, Inc. (formerly, Value Line Select Growth Fund, Inc.)		Value Line Larger Companies Focused Fund, Inc.
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
Operations:
Net investment income/(loss)	$(224,937)	$264,159	$(1,889,773)	$(3,696,565)
Net realized gain/(loss) on investments and foreign currency	46,497,711	37,076,831	56,552,486	43,716,495
Change in net unrealized appreciation/(depreciation) on investments	(69,601,780)	(43,330,046)	(24,267,662)	60,055,245
Net increase/(decrease) in net assets from operations	(23,329,006)	(5,989,056)	30,395,051	100,075,175
Distributions to Shareholders from:
Investor Class	—	(27,927,021)	—	(25,948,653)
Institutional Class	—	(1,572,222)	—	(1,051,345)
	—	(29,499,243)	—	(26,999,998)
Share Transactions:
Proceeds from sale of shares
Investor Class	750,634	4,443,382	3,840,313	44,245,718
Institutional Class	825,988	9,800,520	950,812	15,534,479
Proceeds from reinvestment of distributions to shareholders
Investor Class	—	26,932,154	—	25,011,018
Institutional Class	—	1,527,443	—	1,051,345
Cost of shares redeemed
Investor Class	(36,917,886)	(58,082,726)	(47,004,645)	(51,873,911)
Institutional Class	(9,937,688)	(9,527,294)	(7,908,652)	(8,590,700)
Net increase/(decrease) in net assets from capital share transactions	(45,278,952)	(24,906,521)	(50,122,172)	25,377,949
Total increase/(decrease) in net assets	(68,607,958)	(60,394,820)	(19,727,121)	98,453,126
Net Assets:
Beginning of period	363,080,562	423,475,382	455,948,461	357,495,335
End of period	$294,472,604	$363,080,562	$436,221,340	$455,948,461
Capital Share Transactions:
Shares sold
Investor Class	24,924	125,396	83,813	1,010,284
Institutional Class	27,036	269,311	22,177	345,366
Shares issued to shareholders in reinvestment of distributions
Investor Class	—	866,877	—	581,922
Institutional Class	—	48,429	—	23,829
Shares redeemed
Investor Class	(1,227,226)	(1,669,183)	(1,102,462)	(1,228,920)
Institutional Class	(323,214)	(267,753)	(181,539)	(197,552)
See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Value Line Asset Allocation Fund, Inc.		Value Line Capital Appreciation Fund, Inc.
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
Operations:
Net investment income/(loss)	$2,334,318	$10,969,584	$1,730,540	$3,345,476
Net realized gain/(loss) on investments and foreign currency	74,833,831	93,217,855	32,708,988	38,855,265
Change in net unrealized appreciation/(depreciation) on investments	(98,499,408)	(117,546,034)	19,179,776	48,422,977
Net increase/(decrease) in net assets from operations	(21,331,259)	(13,358,595)	53,619,304	90,623,718
Distributions to Shareholders from:
Investor Class	—	(29,714,417)	—	(24,491,734)
Institutional Class	—	(35,562,766)	—	(6,507,532)
	—	(65,277,183)	—	(30,999,266)
Share Transactions:
Proceeds from sale of shares
Investor Class	1,849,244	13,614,737	16,503,064	35,687,103
Institutional Class	5,627,794	46,949,187	8,864,943	29,338,739
Proceeds from reinvestment of distributions to shareholders
Investor Class	—	28,977,131	—	23,132,239
Institutional Class	—	34,299,356	—	6,299,188
Cost of shares redeemed
Investor Class	(80,538,838)	(112,738,780)	(45,026,077)	(57,764,464)
Institutional Class	(142,238,479)	(296,585,843)	(11,647,991)	(27,694,308)
Net increase/(decrease) in net assets from capital share transactions	(215,300,279)	(285,484,212)	(31,306,061)	8,998,497
Total increase/(decrease) in net assets	(236,631,538)	(364,119,990)	22,313,243	68,622,949
Net Assets:
Beginning of period	535,674,389	899,794,379	532,512,147	463,889,198
End of period	$299,042,851	$535,674,389	$554,825,390	$532,512,147
Capital Share Transactions:
Shares sold
Investor Class	54,361	333,135	1,062,878	2,520,476
Institutional Class	166,077	1,143,391	600,737	2,057,215
Shares issued to shareholders in reinvestment of distributions
Investor Class	—	824,620	—	1,642,905
Institutional Class	—	974,413	—	447,704
Shares redeemed
Investor Class	(2,353,218)	(2,802,439)	(3,159,447)	(4,375,708)
Institutional Class	(4,168,401)	(7,424,071)	(803,938)	(1,982,746)
See Notes to Financial Statements.

Value Line Small Cap Opportunities Fund, Inc.
Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:
	Value Line Small Cap Opportunities Fund, Inc. Investor Class
	Six Months Ended June 30,	Year Ended December 31,			Period Ended December 31,	Year Ended March 31,
	2026 (unaudited)	2025	2024	2023	2022*	2022	2021

Net asset value, beginning of period	$59.35	$59.36	$52.01	$42.99	$48.36	$53.12	$34.69
Income/(loss) from investment operations:
Net investment income/(loss)(1)	(0.13)	(0.24)	(0.20)	(0.14)	(0.03)	(0.28)	(0.22)
Net gains/(losses) on securities (both realized and unrealized)	7.60	4.03	7.60	9.59	(4.15)	(1.21)	22.68
Total from investment operations	7.47	3.79	7.40	9.45	(4.18)	(1.49)	22.46
Less distributions:
Distributions from net realized gains	—	(3.80)	(0.05)	(0.43)	(1.19)	(3.27)	(4.03)
Total distributions	—	(3.80)	(0.05)	(0.43)	(1.19)	(3.27)	(4.03)
Net asset value, end of period	$66.82	$59.35	$59.36	$52.01	$42.99	$48.36	$53.12
Total return	12.59%(2)	6.35%	14.24%	22.00%	(8.73)%(2)	(3.34)%	65.92%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$372,588	$354,956	$358,369	$321,658	$275,060	$328,455	$386,766
Ratio of expenses to average net assets	1.23%(3)	1.21%	1.18%	1.18%	1.18%(3)	1.16%	1.18%
Ratio of net investment income/(loss) to average net assets	(0.40)%(3)	(0.40)%	(0.34)%	(0.30)%	(0.09)%(3)	(0.52)%	(0.48)%
Portfolio turnover rate	15%(2)	16%	8%	11%	4%(2)	3%	4%

	Value Line Small Cap Opportunities Fund, Inc. Institutional Class
	Six Months Ended June 30,	Year Ended December 31,			Period Ended December 31,	Year Ended March 31,
	2026 (unaudited)	2025	2024	2023	2022*	2022	2021

Net asset value, beginning of period	$61.52	$61.25	$53.54	$44.14	$49.52	$54.19	$35.25
Income/(loss) from investment operations:
Net investment income/(loss)(1)	(0.05)	(0.09)	(0.06)	(0.01)	0.05	(0.14)	(0.10)
Net gains/(losses) on securities (both realized and unrealized)	7.87	4.16	7.82	9.84	(4.24)	(1.26)	23.07
Total from investment operations	7.82	4.07	7.76	9.83	(4.19)	(1.40)	22.97
Less distributions:
Distributions from net realized gains	—	(3.80)	(0.05)	(0.43)	(1.19)	(3.27)	(4.03)
Total distributions	—	(3.80)	(0.05)	(0.43)	(1.19)	(3.27)	(4.03)
Net asset value, end of period	$69.34	$61.52	$61.25	$53.54	$44.14	$49.52	$54.19
Total return	12.71%(2)	6.61%	14.50%	22.29%	(8.54)%(2)	(3.10)%	66.33%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$454,024	$465,045	$365,857	$212,291	$93,453	$126,593	$119,237
Ratio of gross expenses to average net assets	0.98%(3)	0.97%	0.97%	0.98%	0.99%(3)	0.95%	0.96%
Ratio of net expenses to average net assets	0.98%(3)	0.97%	0.96%	0.93%	0.93%(3)	0.91%	0.93%
Ratio of net investment income/(loss) to average net assets	(0.16)%(3)	(0.15)%	(0.10)%	(0.01)%	0.15%(3)	(0.25)%	(0.21)%
Portfolio turnover rate	15%(2)	16%	8%	11%	4%(2)	3%	4%

*	For the nine month period ended December 31, 2022.
(1)	Per share amounts are calculated based on average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
See Notes to Financial Statements.

Value Line Mid Cap Focused Fund, Inc.
Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:
	Value Line Mid Cap Focused Fund, Inc. Investor Class
	Six Months Ended June 30,	Years Ended December 31,
	2026 (unaudited)	2025	2024	2023	2022	2021

Net asset value, beginning of period	$33.90	$34.36	$32.24	$26.41	$31.24	$28.29
Income/(loss) from investment operations:
Net investment income/(loss)(1)	(0.04)	(0.09)	0.02	0.04	0.03	0.10 (2)
Net gains/(losses) on securities (both realized and unrealized)	0.55	0.36	2.44	5.80	(2.96)	5.42
Total from investment operations	0.51	0.27	2.46	5.84	(2.93)	5.52
Less distributions:
Dividends from net investment income	—	—	(0.02)	(0.01)	(0.03)	—
Distributions from net realized gains	—	(0.73)	(0.32)	—	(1.87)	(2.57)
Total distributions	—	(0.73)	(0.34)	(0.01)	(1.90)	(2.57)
Net asset value, end of period	$34.41	$33.90	$34.36	$32.24	$26.41	$31.24
Total return	1.50%(3)	0.80%	7.62%	22.11%	(9.56)%	19.88%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$408,797	$431,077	$528,378	$424,471	$274,371	$318,184
Ratio of expenses to average net assets	1.12%(4)	1.09%	1.08%	1.08%	1.07%	1.07%
Ratio of net investment income/(loss) to average net assets	(0.27)%(4)	(0.25)%	0.06%	0.12%	0.10%	0.33%(2)
Portfolio turnover rate	16%(3)	10%	5%	1%	13%	0%(5)

	Value Line Mid Cap Focused Fund, Inc. Institutional Class
	Six Months Ended June 30,	Years Ended December 31,
	2026 (unaudited)	2025	2024	2023	2022	2021

Net asset value, beginning of period	$34.24	$34.62	$32.48	$26.60	$31.46	$28.39
Income/(loss) from investment operations:
Net investment income/(loss)(1)	(0.01)	(0.00)(6)	0.11	0.12	0.10	0.19 (2)
Net gains/(losses) on securities (both realized and unrealized)	0.57	0.35	2.45	5.83	(2.98)	5.45
Total from investment operations	0.56	0.35	2.56	5.95	(2.88)	5.64
Less distributions:
Dividends from net investment income	—	—	(0.10)	(0.07)	(0.11)	—
Distributions from net realized gains	—	(0.73)	(0.32)	—	(1.87)	(2.57)
Total distributions	—	(0.73)	(0.42)	(0.07)	(1.98)	(2.57)
Net asset value, end of period	$34.80	$34.24	$34.62	$32.48	$26.60	$31.46
Total return	1.64%(3)	1.02%	7.87%	22.38%	(9.35)%	20.24%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$805,698	$1,217,013	$1,410,282	$837,394	$253,758	$177,272
Ratio of gross expenses to average net assets	0.88%(4)	0.85%	0.87%	0.87%	0.86%	0.86%
Ratio of net expenses to average net assets	0.88%(4)	0.85%	0.87%	0.87%	0.82%	0.82%
Ratio of net investment income/(loss) to average net assets	(0.05)%(4)	— %(7)	0.31%	0.40%	0.35%	0.63%(2)
Portfolio turnover rate	16%(3)	10%	5%	1%	13%	0%(5)

(1)	Per share amounts are calculated based on average shares outstanding during the period.
(2)
Includes income resulting from special dividends. For the year ended December 31, 2021, without these dividends, the per share value for the
Investor Class and Institutional Class would have been $(0.18) and $(0.09), respectively, and the ratio for the Investor Class and Institutional
Class would have been (0.59)% and (0.30)%, respectively.

(3)	Not annualized.
(4)	Annualized.
(5)	Amount is less than 0.50%.
See Notes to Financial Statements.

Value Line Mid Cap Focused Fund, Inc.
Financial Highlights

(6)	Amount is less than $.005.
(7)	Amount rounds to less than 0.005%
See Notes to Financial Statements.

Value Line Select Core Fund, Inc.
(formerly, Value Line Select Growth Fund, Inc.)
Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:
	Value Line Select Core Fund, Inc. (formerly, Value Line Select Growth Fund, Inc.) Investor Class
	Six Months Ended June 30,	Years Ended December 31,
	2026 (unaudited)	2025	2024	2023	2022	2021

Net asset value, beginning of period	$31.27	$34.61	$34.25	$28.74	$40.46	$37.49
Income/(loss) from investment operations:
Net investment income/(loss)(1)	(0.02)	0.02	0.02	0.01	(0.12)	(0.25)
Net gains/(losses) on securities (both realized and unrealized)	(2.12)	(0.68)	4.20	8.92	(8.11)	9.08
Total from investment operations	(2.14)	(0.66)	4.22	8.93	(8.23)	8.83
Less distributions:
Dividends from net investment income	—	(0.02)	(0.03)	—	—	—
Distributions from net realized gains	—	(2.66)	(3.83)	(3.42)	(3.49)	(5.86)
Total distributions	—	(2.68)	(3.86)	(3.42)	(3.49)	(5.86)
Net asset value, end of period	$29.13	$31.27	$34.61	$34.25	$28.74	$40.46
Total return	(6.84)%(2)	(1.84)%	12.20%	31.11%	(20.67)%	24.16%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$286,242	$344,854	$405,077	$397,990	$331,514	$486,661
Ratio of expenses to average net assets	1.18%(3)	1.16%	1.14%	1.16%	1.13%	1.13%
Ratio of net investment income/(loss) to average net assets	(0.15)%(3)	0.05%	0.05%	0.03%	(0.37)%	(0.62)%
Portfolio turnover rate	40%(2)	8%	8%	14%	6%	3%

	Value Line Select Core Fund, Inc. (formerly, Value Line Select Growth Fund, Inc.) Institutional Class
	Six Months Ended June 30,	Year Ended December 31,
	2026 (unaudited)	2025	2024	2023	2022	2021

Net asset value, beginning of period	$31.75	$35.10	$34.69	$29.01	$40.69	$37.58
Income/(loss) from investment operations:
Net investment income/(loss)(1)	0.03	0.12	0.11	0.12	(0.04)	(0.15)
Net gains/(losses) on securities (both realized and unrealized)	(2.16)	(0.70)	4.26	8.98	(8.15)	9.12
Total from investment operations	(2.13)	(0.58)	4.37	9.10	(8.19)	8.97
Less distributions:
Dividends from net investment income	—	(0.11)	(0.13)	—	—	—
Distributions from net realized gains	—	(2.66)	(3.83)	(3.42)	(3.49)	(5.86)
Total distributions	—	(2.77)	(3.96)	(3.42)	(3.49)	(5.86)
Net asset value, end of period	$29.62	$31.75	$35.10	$34.69	$29.01	$40.69
Total return	(6.71)%(2)	(1.60)%	12.49%	31.41%	(20.45)%	24.47%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$8,231	$18,227	$18,398	$19,544	$10,801	$15,739
Ratio of gross expenses to average net assets	1.13%(3)	1.05%	1.03%	1.10%	1.11%	1.04%
Ratio of net expenses to average net assets	0.93%(3)	0.91%	0.89%	0.91%	0.88%	0.88%
Ratio of net investment income/(loss) to average net assets	0.17%(3)	0.32%	0.30%	0.36%	(0.12)%	(0.37)%
Portfolio turnover rate	40%(2)	8%	8%	14%	6%	3%

(1)	Per share amounts are calculated based on average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
See Notes to Financial Statements.

Value Line Larger Companies Focused Fund, Inc.
Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:
	Value Line Larger Companies Focused Fund, Inc. Investor Class
	Six Months Ended June 30,	Years Ended December 31,
	2026 (unaudited)	2025	2024	2023	2022	2021

Net asset value, beginning of period	$43.83	$36.25	$29.41	$18.49	$34.36	$38.35
Income/(loss) from investment operations:
Net investment income/(loss)(1)	(0.20)	(0.38)	(0.28)	(0.15)	(0.08)	(0.35)
Net gains/(losses) on securities (both realized and unrealized)	3.68	10.69	8.09	11.07	(13.17)	1.29
Total from investment operations	3.48	10.31	7.81	10.92	(13.25)	0.94
Less distributions:
Distributions from net realized gains	—	(2.73)	(0.97)	—	(2.62)	(4.93)
Total distributions	—	(2.73)	(0.97)	—	(2.62)	(4.93)
Net asset value, end of period	$47.31	$43.83	$36.25	$29.41	$18.49	$34.36
Total return	7.94%(2)	28.58%	26.49%	59.06%	(38.99)%	2.89%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$423,606	$437,103	$348,335	$304,094	$200,602	$367,681
Ratio of gross expenses to average net assets	1.14%(3)	1.13%	1.14%	1.16%	1.14%	1.14%
Ratio of net expenses to average net assets	1.14%(3)	1.13%	1.14%	1.15%	1.14%	1.14%
Ratio of net investment income/(loss) to average net assets	(0.95)%(3)	(0.91)%	(0.85)%	(0.61)%	(0.30)%	(0.87)%
Portfolio turnover rate	12%(2)	38%	23%	29%	58%	27%

	Value Line Larger Companies Focused Fund, Inc. Institutional Class
	Six Months Ended June 30,	Years Ended December 31,
	2026 (unaudited)	2025	2024	2023	2022	2021

Net asset value, beginning of period	$45.01	$37.07	$29.99	$18.80	$34.79	$38.68
Income/(loss) from investment operations:
Net investment income/(loss)(1)	(0.15)	(0.29)	(0.20)	(0.09)	(0.02)	(0.26)
Net gains/(losses) on securities (both realized and unrealized)	3.78	10.96	8.25	11.28	(13.35)	1.30
Total from investment operations	3.63	10.67	8.05	11.19	(13.37)	1.04
Less distributions:
Distributions from net realized gains	—	(2.73)	(0.97)	—	(2.62)	(4.93)
Total distributions	—	(2.73)	(0.97)	—	(2.62)	(4.93)
Net asset value, end of period	$48.64	$45.01	$37.07	$29.99	$18.80	$34.79
Total return	8.06%(2)	28.92%	26.78%	59.52%	(38.85)%	3.12%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$12,616	$18,845	$9,160	$10,004	$4,080	$8,730
Ratio of gross expenses to average net assets	1.08%(3)	1.22%	1.19%	1.45%	1.25%	1.36%
Ratio of net expenses to average net assets	0.89%(3)	0.88%	0.89%	0.90%	0.89%	0.90%
Ratio of net investment income/(loss) to average net assets	(0.71)%(3)	(0.66)%	(0.62)%	(0.38)%	(0.06)%	(0.63)%
Portfolio turnover rate	12%(2)	38%	23%	29%	58%	27%

(1)	Per share amounts are calculated based on average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
See Notes to Financial Statements.

Value Line Asset Allocation Fund, Inc.
Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:
	Value Line Asset Allocation Fund, Inc. Investor Class
	Six Months Ended June 30,	Year Ended December 31,			Period Ended December 31,	Year Ended March 31,
	2026 (unaudited)	2025	2024	2023	2022*	2022	2021

Net asset value, beginning of period	$35.17	$40.54	$40.72	$36.87	$42.79	$43.14	$34.72
Income/(loss) from investment operations:
Net investment income/(loss)(1)	0.19	0.49	0.54	0.42	0.13	0.03	0.00 (2)
Net gains/(losses) on securities (both realized and unrealized)	(1.86)	(1.56)	3.40	7.46	(3.84)	2.59	8.65
Total from investment operations	(1.67)	(1.07)	3.94	7.88	(3.71)	2.62	8.65
Less distributions:
Dividends from net investment income	—	(0.70)	(0.64)	(0.44)	(0.33)	(0.01)	(0.01)
Distributions from net realized gains	—	(3.60)	(3.48)	(3.59)	(1.88)	(2.96)	(0.22)
Total distributions	—	(4.30)	(4.12)	(4.03)	(2.21)	(2.97)	(0.23)
Net asset value, end of period	$33.50	$35.17	$40.54	$40.72	$36.87	$42.79	$43.14
Total return	(4.75)%(3)	(2.63)%	9.57%	21.39%	(8.81)%(3)	5.70%	24.93%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$171,185	$260,573	$367,042	$387,504	$372,165	$499,220	$621,482
Ratio of gross expenses to average net assets	1.19%(4)	1.10%	1.06%	1.06%	1.04%(4)	1.02%	1.03%
Ratio of net investment income/(loss) to average net assets	1.10%(4)	1.20%	1.26%	1.06%	0.45%(4)	0.07%	0.01%
Portfolio turnover rate	16%(3)	14%	21%	29%	37%(3)	14%	19%

	Value Line Asset Allocation Fund, Inc. Institutional Class
	Six Months Ended June 30,	Year Ended December 31,			Period Ended December 31,	Year Ended March 31,
	2026 (unaudited)	2025	2024	2023	2022*	2022	2021

Net asset value, beginning of period	$35.24	$40.63	$40.80	$36.93	$42.89	$43.24	$34.82
Income/(loss) from investment operations:
Net investment income/(loss)(1)	0.22	0.60	0.65	0.51	0.20	0.15	0.11
Net gains/(losses) on securities (both realized and unrealized)	(1.85)	(1.57)	3.41	7.49	(3.85)	2.61	8.68
Total from investment operations	(1.63)	(0.97)	4.06	8.00	(3.65)	2.76	8.79
Less distributions:
Dividends from net investment income	—	(0.82)	(0.75)	(0.54)	(0.43)	(0.15)	(0.15)
Distributions from net realized gains	—	(3.60)	(3.48)	(3.59)	(1.88)	(2.96)	(0.22)
Total distributions	—	(4.42)	(4.23)	(4.13)	(2.31)	(3.11)	(0.37)
Net asset value, end of period	$33.61	$35.24	$40.63	$40.80	$36.93	$42.89	$43.24
Total return	(4.63)%(3)	(2.38)%	9.85%	21.68%	(8.65)%(3)	5.98%	25.24%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$127,858	$275,102	$532,752	$560,759	$575,324	$920,487	$1,165,569
Ratio of gross expenses to average net assets	0.94%(4)	0.83%	0.82%	0.82%	0.81%(4)	0.77%	0.78%
Ratio of net expenses to average net assets	0.94%(4)	0.83%	0.82%	0.82%	0.80%(4)	0.77%	0.78%
Ratio of net investment income/(loss) to average net assets	1.32%(4)	1.46%	1.50%	1.28%	0.68%(4)	0.32%	0.26%
Portfolio turnover rate	16%(3)	14%	21%	29%	37%(3)	14%	19%

*	For the nine month period ended December 31, 2022.
(1)	Per share amounts are calculated based on average shares outstanding during the period.
(2)	Amount is less than $0.01 per share.
(3)	Not annualized.
(4)	Annualized.
See Notes to Financial Statements.

Value Line Capital Appreciation Fund, Inc.
Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:
	Value Line Capital Appreciation Fund, Inc. Investor Class
	Six Months Ended June 30,	Years Ended December 31,
	2026 (unaudited)	2025	2024	2023	2022	2021

Net asset value, beginning of period	$14.38	$12.63	$10.50	$7.87	$12.39	$12.90
Income/(loss) from investment operations:
Net investment income/(loss)(1)	0.05	0.09	0.09	0.08	0.04	(0.05)
Net gains/(losses) on securities (both realized and unrealized)	1.54	2.53	2.14	2.63	(3.69)	0.88
Total from investment operations	1.59	2.62	2.23	2.71	(3.65)	0.83
Less distributions:
Dividends from net investment income	—	(0.10)	(0.10)	(0.08)	(0.05)	(0.00)(2)
Distributions from net realized gains	—	(0.77)	—	—	(0.82)	(1.34)
Total distributions	—	(0.87)	(0.10)	(0.08)	(0.87)	(1.34)
Net asset value, end of period	$15.97	$14.38	$12.63	$10.50	$7.87	$12.39
Total return	10.99%(3)	20.87%	21.23%	34.44%	(29.83)%	6.79%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$439,499	$425,877	$376,812	$348,142	$277,895	$508,549
Ratio of gross expenses to average net assets	1.09%(4)	1.08%	1.08%	1.10%	1.07%	1.05%
Ratio of net expenses to average net assets	1.09%(4)	1.08%	1.08%	1.10%	1.07%	1.05%
Ratio of net investment income/(loss) to average net assets	0.63%(4)	0.63%	0.79%	0.81%	0.39%	(0.35)%
Portfolio turnover rate	11%(3)	43%	36%	52%	56%	39%

	Value Line Capital Appreciation Fund, Inc. Institutional Class
	Six Months Ended June 30,	Years Ended December 31,
	2026 (unaudited)	2025	2024	2023	2022	2021

Net asset value, beginning of period	$14.37	$12.63	$10.50	$7.86	$12.39	$12.90
Income/(loss) from investment operations:
Net investment income/(loss)(1)	0.06	0.12	0.12	0.10	0.06	(0.01)
Net gains/(losses) on securities (both realized and unrealized)	1.55	2.52	2.14	2.64	(3.70)	0.88
Total from investment operations	1.61	2.64	2.26	2.74	(3.64)	0.87
Less distributions:
Dividends from net investment income	—	(0.13)	(0.13)	(0.10)	(0.07)	(0.04)
Distributions from net realized gains	—	(0.77)	—	—	(0.82)	(1.34)
Total distributions	—	(0.90)	(0.13)	(0.10)	(0.89)	(1.38)
Net asset value, end of period	$15.98	$14.37	$12.63	$10.50	$7.86	$12.39
Total return	11.20%(3)	21.07%	21.50%	34.91%	(29.74)%	7.13%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$115,326	$106,635	$87,077	$95,627	$80,814	$184,329
Ratio of gross expenses to average net assets	0.87%(4)	0.87%	0.88%	0.89%	0.86%	0.86%
Ratio of net expenses to average net assets	0.84%(4)	0.83%	0.83%	0.85%	0.82%	0.80%
Ratio of net investment income/(loss) to average net assets	0.88%(4)	0.88%	1.04%	1.06%	0.64%	(0.10)%
Portfolio turnover rate	11%(3)	43%	36%	52%	56%	39%

(1)	Per share amounts are calculated based on average shares outstanding during the period.
(2)	Amount is less than $0.01 per share.
(3)	Not annualized.
(4)	Annualized.
See Notes to Financial Statements.

Notes to Financial Statements

1. Significant Accounting Policies
Value Line Small Cap Opportunities Fund, Inc., Value Line Mid Cap Focused Fund, Inc., Value Line Select Core Fund, Inc. (formerly Value Line Select Growth Fund, Inc.), Value Line Larger Companies Focused Fund, Inc., Value Line Asset Allocation Fund, Inc. and Value Line Capital Appreciation Fund, Inc. (individually, a “Fund” and collectively, the “Funds”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. The Funds each offer two classes of shares: Investor Class shares and Institutional Class shares. Investor Class shares are available to any investor who meets the Fund’s minimum purchase requirement. Institutional Class shares are designed for investors who meet certain administrative, service and account size criteria. The Value Line Family of Funds (the “Value Line Funds”) is a family of mutual funds that consists of a variety of equity and hybrid funds. The investment objective of each Fund is listed below.
Fund	Investment Goal
Value Line Small Cap Opportunities Fund, Inc.	The Fund seeks long-term capital growth.
Value Line Mid Cap Focused Fund, Inc.	The Fund seeks long-term capital growth.
Value Line Select Core Fund, Inc. (formerly, Value Line Select Growth Fund, Inc.)	The Fund seeks long-term capital growth.
Value Line Larger Companies Focused Fund, Inc.	The Fund seeks long-term capital growth.
Value Line Asset Allocation Fund, Inc.	The Fund seeks high total investment return.
Value Line Capital Appreciation Fund, Inc.	The Fund seeks capital appreciation and income.
Each Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.
(A) Security Valuation:  In accordance with Rule 2a-5 under the 1940 Act, the Board of Directors (the "Board") has designated EULAV Asset Management (the "Adviser") as its valuation designee (the "Valuation Designee").  As Valuation Designee, the Adviser, subject to the oversight of the Board, is responsible for making fair valuation determinations in accordance with procedures (the "Pricing Procedures") approved by the Board.  The Adviser's day-to-day responsibilities as Valuation Designee are performed by a pricing committee established by the Adviser (the "Committee").
Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value (“NAV”) is being determined. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates fair value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost.
Investments in shares of open-end mutual funds, including money market funds, are valued at their daily NAV which is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (usually 4:00 P.M. Eastern Time) on each day on which the NYSE is open for business. NAV per share is determined by dividing the funds' total net assets by the funds' total number of shares outstanding at the time of calculation.
Bonds and other fixed income securities are calculated on the valuation date by reference to valuations obtained from an independent pricing service that determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations. Bonds and fixed income securities are valued at the evaluated bid on the date as of which the NAV is being determined.
The Committee monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Committee determines that a valuation method may no longer be appropriate, another valuation method may be selected. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Committee. In addition, the Funds may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

June 30, 2026(unaudited)

(B) Fair Value Measurements: The Funds follow fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•
Level 3 — Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.
(C) Federal Income Taxes: It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required.
As of June 30, 2026, and for all open tax years, management has analyzed the Funds’ tax positions taken on federal and state income tax returns, and has concluded that no provision for federal or state income tax is required in the Funds' financial statements. The Funds' federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and the state departments of revenue.
The Fund adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”) during the year ended December 31, 2025. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management has determined the adoption of the amendments will not have a material impact on its financial statements.
(D) Security Transactions and Income:  Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are calculated using the identified cost method. Interest income on investments, adjusted for amortization of discount and premium, if applicable, is earned from settlement date and recognized on the accrual basis. Dividend income is recorded on the ex-dividend date.
The Value Line Asset Allocation Fund, Inc. and Value Line Capital Appreciation Fund, Inc. may purchase mortgage pass-through securities on a to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. These Funds may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there is an adverse market reaction, expenses or delays in connection with TBA transactions, or if the counterparty fails to complete the transaction.
(E) Fund Distributions: Income dividends and capital gains distributions are automatically reinvested in additional shares of each Fund unless the shareholder has requested otherwise. Income earned by the Fund on weekends, holidays and other days on which the Fund is closed for business is declared as a dividend on the next day on which the Fund is open for business. The Funds distribute all of their net investment income annually. Net realized capital gains, if any, are distributed to shareholders annually or more frequently if necessary, to comply with the Internal Revenue Code. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).
(F) Class Allocations: All income earned and expenses incurred by the Funds are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each Fund or based on other appropriate methods. Realized and unrealized gains and losses are allocated between the share classes based on respective net assets.

Notes to Financial Statements (continued)

Class Specific Expenses:
	Investor Class	Institutional Class	Total
Value Line Small Cap Opportunities Fund, Inc.
Transfer agent fees	$15,369	$63,568	$78,937
Sub-transfer agent fees	235,064	279,601	514,665
Registration and filing fees	16,153	15,698	31,851
Other	10,944	13,621	24,565

	Investor Class	Institutional Class	Total
Value Line Mid Cap Focused Fund, Inc.
Transfer agent fees	$44,022	$125,883	$169,905
Sub-transfer agent fees	210,957	572,832	783,789
Registration and filing fees	15,871	26,400	42,271
Other	9,913	21,847	31,760

	Investor Class	Institutional Class	Total
Value Line Select Core Fund, Inc. (formerly, Value Line Select Growth Fund, Inc.)
Transfer agent fees	$41,884	$666	$42,550
Sub-transfer agent fees	93,224	5,712	98,936
Registration and filing fees	9,910	10,287	20,197
Other	18,793	1,592	20,385

	Investor Class	Institutional Class	Total
Value Line Larger Companies Focused Fund, Inc.
Transfer agent fees	$37,674	$1,099	$38,773
Sub-transfer agent fees	61,682	6,332	68,014
Registration and filing fees	12,144	9,323	21,467
Other	20,024	1,556	21,580

	Investor Class	Institutional Class	Total
Value Line Asset Allocation Fund, Inc.
Transfer agent fees	$20,612	$38,673	$59,285
Sub-transfer agent fees	124,154	96,044	220,198
Registration and filing fees	13,471	13,093	26,564
Other	12,250	11,164	23,414

	Investor Class	Institutional Class	Total
Value Line Capital Appreciation Fund, Inc.
Transfer agent fees	$39,396	$15,316	$54,712
Sub-transfer agent fees	147,903	39,429	187,332
Registration and filing fees	13,145	10,556	23,701
Other	17,038	5,132	22,170

June 30, 2026(unaudited)

(G) Foreign Currency Translation:  The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange at the valuation date. The Funds do not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.
Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Funds, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments is included in realized gain/(loss) on investments and change in net unrealized appreciation/(depreciation) on investments.
(H) Representations and Indemnifications: In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, management expects the risk of loss to be remote.
(I) Accounting for Real Estate Investment Trusts: The Funds may own shares of Real Estate Investment Trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from REITs during the year which represent a return of capital are recorded as a reduction of cost and distributions which represent a capital gain dividend are recorded as a realized long-term capital gain on investments.
(J) Foreign Taxes:  The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
(K) Securities Lending:  Under an agreement with State Street Bank & Trust Company (“State Street”), the Funds can lend their securities to brokers, dealers and other financial institutions approved by the Board. The Funds or the borrower may terminate the loan at any time. By lending their investment securities, the Funds attempt to increase their net investment income through receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Funds. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Generally, in the event of a counter-party default, the Funds have the right to use the collateral to offset the losses incurred. The lending fees received and the Funds’ portion of the interest income earned on the cash collateral are included in “Securities lending income (Net)” in the Statements of Operations.
Upon entering into a securities lending transaction, the Funds receive cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the Value Line Funds collateral account, which is subsequently invested into joint repurchase agreements and/or State Street Navigator Securities Lending Government Money Market Portfolio. When the Funds invest the cash collateral in the State Street Navigator Securities Lending Government Money Market Portfolio, a portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Funds. Investments made with the cash collateral are disclosed in the Schedules of Investments.
As of June 30, 2026, certain Funds loaned securities which were collateralized by cash and other securities. The value of the securities on loan and the value of the related collateral were as follows:

Notes to Financial Statements (continued)

Fund	Value of Securities Loaned	Value of Collateral*
Value Line Small Cap Opportunities Fund, Inc.	$56,101,895	$56,373,493
Value Line Mid Cap Focused Fund, Inc.	3,531,329	3,568,963
Value Line Larger Companies Focused Fund, Inc.	17,335,934	17,652,021
Value Line Asset Allocation Fund, Inc.	15,411,800	15,709,628
Value Line Capital Appreciation Fund, Inc.	34,182,664	34,724,453

*
Value Line Small Cap Opportunities Fund, Inc., Value Line Mid Cap Focused Fund, Inc., Value Line Larger Companies Focused
Fund, Inc., Value Line Asset Allocation Fund, Inc. and Value Line Capital Appreciation Fund, Inc. received cash collateral of $
9,529,231, $ 3,568,963, $ 10,550,050, $ 2,880,000 and $ 6,274,218 respectively, which was subsequently invested in the State
Street Navigator Securities Lending Government Money Market Portfolio as reported in the Schedule of Investments. In addition,
Value Line Small Cap Opportunities Fund, Inc. received non cash-collateral of $ 46,844,262 in the form of U.S. Government obligations, ranging from 0.13% — 6.25%, maturing 7/15/2026 — 5/15/2056, Value Line Larger Companies Focused Fund, Inc.
received non cash-collateral of $ 7,101,971 in the form of U.S. Government obligations, ranging from 0.13% — 6.25%, maturing
7/15/2026 — 11/15/2055, Value Line Asset Allocation Fund, Inc. received non cash-collateral of $ 12,829,628, ranging from
0.13% — 9.50%, maturing 7/15/2026 — 3/16/2066 and Value Line Capital Appreciation Fund, Inc. received non cash-collateral of $ 28,450,236 in the form of U.S. Government obligations, ranging 0.13% — 9.50%, maturing 7/15/2026 — 3/16/2066. The
Funds cannot sell or repledge the non-cash collateral which accordingly is not reflected in the Schedule of Investments. The value of securities loaned is determined at the close of business of the Funds and any additional required collateral is delivered to the
Funds on the next business day.

(L) Other Risks: The value of the Funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the Funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the Funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
(M) Subsequent Events:  Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require adjustment to or disclosure in the financial statements.
2. Investment Risks
Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly-owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.
3. Purchases and Sales of Securities
Purchases and sales of securities, excluding short-term investments, for the period ended June 30, 2026, were as follows:
Fund	Purchases of Investment Securities Excluding U.S. Government Securities	Sales of Investment Securities Excluding U.S. Government Securities	Purchases of U.S. Government Obligations	Sales of U.S. Government Obligations
Value Line Small Cap Opportunities Fund, Inc.	$114,104,243	$182,020,899	$—	$—
Value Line Mid Cap Focused Fund, Inc.	222,703,008	668,489,965	—	—
Value Line Select Core Fund, Inc. (formerly, Value Line Select Growth Fund, Inc.)	127,655,421	171,223,488	—	—
Value Line Larger Companies Focused Fund, Inc.	50,080,838	103,852,126	—	—

June 30, 2026(unaudited)

Fund	Purchases of Investment Securities Excluding U.S. Government Securities	Sales of Investment Securities Excluding U.S. Government Securities	Purchases of U.S. Government Obligations	Sales of U.S. Government Obligations
Value Line Asset Allocation Fund, Inc.	$51,017,463	$217,801,833	$11,995,053	$62,323,341
Value Line Capital Appreciation Fund, Inc.	43,278,694	73,024,169	9,491,759	7,454,178
4. Income Taxes
At June 30, 2026, the federal tax cost and net unrealized appreciation (depreciation) in value of investments held were:
Fund	Cost of Investments for Tax Basis Purposes	Gross Tax Basis Unrealized Appreciation	Gross Tax Basis Unrealized Depreciation	Net Tax Basis Unrealized Appreciation/ (Depreciation) on Investments
Value Line Small Cap Opportunities Fund, Inc.	$518,901,586	$334,213,563	$(16,904,196)	$317,309,367
Value Line Mid Cap Focused Fund, Inc.	917,993,369	358,348,284	(51,576,776)	306,771,508
Value Line Select Core Fund, Inc. (formerly, Value Line Select Growth Fund, Inc.)	178,836,231	121,443,230	(5,203,706)	116,239,524
Value Line Larger Companies Focused Fund, Inc.	232,343,156	236,500,884	(21,296,002)	215,204,882
Value Line Asset Allocation Fund, Inc.	229,928,292	74,841,917	(4,408,772)	70,433,145
Value Line Capital Appreciation Fund, Inc.	326,400,939	236,910,070	(10,733,355)	226,176,715
Net unrealized appreciation/depreciation differs for financial statements and tax purposes primarily due to wash sales, return of capital distribution received, and market premium amortization.
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Gain	Other Timing Differences	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Late Year Deferrals	Distributable Earnings (Loss)
Value Line Small Cap Opportunities Fund, Inc.	$—	$10,914,999	$—	$312,750,077	$—	$—	$323,665,076
Value Line Mid Cap Focused Fund, Inc.	—	11,061,716	—	379,660,593	—	—	390,722,309
Value Line Select Core Fund, Inc. (formerly, Value Line Select Growth Fund, Inc.)	—	17,885,341	—	185,841,134	—	—	203,726,475
Value Line Larger Companies Focused Fund, Inc.	144,883	15,471,627	—	238,265,616	—	—	253,882,126
Value Line Asset Allocation Fund, Inc.	—	50,317,937	—	168,539,879	—	—	218,857,816
Value Line Capital Appreciation Fund, Inc.	3,820,086	10,057,744	—	202,716,939	—	—	216,594,769

Notes to Financial Statements (continued)

At December 31, 2025, none of the funds had a capital loss carry forward.
In accordance with federal tax laws applicable to investment companies, all or a portion of losses resulting from capital loss or net specified losses realized between November 1 and the Funds' fiscal year-end are not recognized for tax purposes until the subsequent year (late-year loss deferrals); however, such losses are recognized for financial reporting purposes in the year realized. As of December 31, 2025, the Funds did not have any such losses.
The tax composition of distributions paid to shareholders during fiscal years ended December 31, 2025 and December 31, 2024 were as follows:
	Year Ended December 31, 2025 Distributions Paid from
Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distributions Paid
Value Line Small Cap Opportunities Fund, Inc.	$—	$49,000,490	$—	$49,000,490
Value Line Mid Cap Focused Fund, Inc.	491,382	34,809,208	—	35,300,590
Value Line Select Core Fund, Inc. (formerly, Value Line Select Growth Fund, Inc.)	275,081	29,224,162	—	29,499,243
Value Line Larger Companies Focused Fund, Inc.	—	26,999,998	—	26,999,998
Value Line Asset Allocation Fund, Inc.	11,419,107	53,858,076	—	65,277,183
Value Line Capital Appreciation Fund, Inc.	7,411,113	23,588,153	—	30,999,266

	Year Ended December 31, 2024 Distributions Paid from
Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distributions Paid
Value Line Small Cap Opportunities Fund, Inc.	$—	$648,783	$—	$648,783
Value Line Mid Cap Focused Fund, Inc.	4,094,514	17,593,250	—	21,687,764
Value Line Select Core Fund, Inc. (formerly, Value Line Select Growth Fund, Inc.)	435,871	42,784,899	—	43,220,770
Value Line Larger Companies Focused Fund, Inc.	—	9,349,085	—	9,349,085
Value Line Asset Allocation Fund, Inc.	14,385,904	71,241,557	—	85,627,461
Value Line Capital Appreciation Fund, Inc.	3,867,384	—	—	3,867,384
5. Investment Advisory Fees, Service and Distribution Fees and Transactions With Affiliates
For providing advisory services to the Value Line Small Cap Opportunities Fund, Inc., Value Line Mid Cap Focused Fund, Inc., Value Line Select Core Fund, Inc. (formerly Value Line Select Growth Fund, Inc.), Value Line Larger Companies Focused Fund, Inc., Value Line Asset Allocation Fund, Inc. and Value Line Capital Appreciation Fund, Inc. and managing each Fund’s investments for the period ended June 30, 2026, the Adviser was paid a fee at an annual rate of 0.75%, 0.65%, 0.73%, 0.73%, 0.64% and 0.65%, respectively, of each Fund’s average daily net assets. The investment advisory agreement between each Fund and the Adviser provides for a combined fee for both advisory services and Administrative Services (as defined in the investment advisory agreement) at an annual rate, based on each Fund’s average daily net assets, equal to 0.75% for Value Line Select Core Fund, Inc., Value Line Larger Companies Focused Fund, Inc. and Value Line Small Cap Opportunities Fund and 0.70% on the first $100 million of average daily net assets, and 0.65% on the remaining net assets for Value Line Mid Cap Focused Fund, Inc. and Value Line Capital Appreciation Fund, Inc. and 0.65% on the first $750 million of average daily net assets, and 0.60% on the net assets over $750 million for Value Line Asset Allocation Fund, Inc. (the “Combined Rate”). The advisory fee component paid by each Fund to the Adviser for each period is calculated by subtracting the amount paid by each Fund for Administrative Services with respect to the same period from the respective Combined Rate. The Adviser provides (or arranges for the provision of) such Administrative Services pursuant to a separate administration agreement with the Funds.

June 30, 2026(unaudited)

For Value Line Asset Allocation Fund, Inc., the Adviser contractually agreed to waive and not recoup a portion of its annual advisory fee rate by 0.05% with respect to the portion of the Fund’s average daily net assets that exceed $750 million. This contractual waiver creates a breakpoint in the advisory fee.
The Funds have a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the 1940 Act, which compensates EULAV Securities, LLC (the “Distributor”) for advertising, marketing and distributing the Funds’ shares and for servicing the Funds’ shareholders at an annual rate of 0.25% of the Funds’ average daily net assets attributable to Investor Class shares. Institutional Class shares do not pay Rule 12b-1 distribution and service fees, and are not subject to the Plan.
The Funds have a Sub-Transfer Agent Plan (the “sub TA plan”) which compensates financial intermediaries that provide sub-transfer agency and related services to investors that hold their Fund shares of such class in omnibus accounts maintained by the financial intermediaries with the Funds. The sub-transfer agency fee, which the Fund may pay directly to the financial intermediary or indirectly via the Distributor, will not exceed (unless approved by the Board) the lower of: (i) the aggregate amount of additional transfer agency fees and expenses that the Funds would otherwise pay to the transfer agent if each subaccount in the omnibus account for such class of shares maintained by the financial intermediary with the Funds were a direct account with the Funds or (ii) the amount by which the fees charged by the financial intermediary for including the Funds on its platform and providing shareholder, sub-transfer agency and related services exceed the amount paid under the Funds’ Plan with respect to each Fund’s assets attributable to shares held by the financial intermediary in the omnibus account. If the sub-transfer agency fee is paid to financial intermediaries indirectly via the Distributor, the Distributor does not retain any amount thereof and such fee otherwise reduces the amount that the Distributor is contractually obligated to pay to the financial intermediary.
The Adviser agreed to pay or reimburse certain class-specific expenses of the Value Line Select Core Fund, Inc., Value Line Larger Companies Focused Fund, Inc., and Value Line Capital Appreciation Fund, Inc. attributable to the Institutional Class, so that the Institutional Class bears its class-specific fees and expenses at the same annual percentage of its average daily net assets as the Investor Class’s class-specific fees and expenses (excluding the 12b-1 fees paid by the Investor Class and certain non-routine class-specific expenses, if applicable) (the “Class Expense Limitation”, together with the Fund-level Expense Limitations (attributable to the Value Line Larger Companies Focused Fund), the “Expense Limitations”). The Adviser may subsequently recover from the Fund contractually reimbursed expenses and/or waived fees (within 3 years from the month in which the waiver/reimbursement occurred) to the extent that such class’ expense ratio is less than the applicable Expense Limitation or, if lower, the Expense Limitation in effect when the waiver or reimbursement occurred. The Class Expense Limitation can be terminated or modified only with the agreement of the Board of Directors.
As of June 30, 2026, fees contractually waived/reimbursed by the Adviser amounted to $11,903, $13,165 and $13,476 for the Value Line Select Core Fund, Inc., Value Line Larger Companies Focused Fund, Inc. and Value Line Capital Appreciation Fund, respectively. As of June 30, 2026, the Adviser and Distributor may seek reimbursement of the remaining waived fees and reimbursed expenses as follows:
Fund	Expiration for the 12 months ended	Fees Waived and Reimbursed by the Adviser
Value Line Select Core Fund, Inc. (formerly, Value Line Select Growth Fund, Inc.)	June 30, 2026	$36,211
Value Line Select Core Fund, Inc. (formerly, Value Line Select Growth Fund, Inc.)	June 30, 2027	24,248
Value Line Select Core Fund, Inc. (formerly, Value Line Select Growth Fund, Inc.)	June 30, 2028	28,522
Value Line Larger Companies Focused Fund, Inc.	June 30, 2026	34,902
Value Line Larger Companies Focused Fund, Inc.	June 30, 2027	28,764
Value Line Larger Companies Focused Fund, Inc.	June 30, 2028	43,051
Value Line Capital Appreciation Fund, Inc.	June 30, 2026	39,867
Value Line Capital Appreciation Fund, Inc.	June 30, 2027	41,329
Value Line Capital Appreciation Fund, Inc.	June 30, 2028	42,337

Notes to Financial Statements (continued)

In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds' rights under contracts. As of the end of the reporting period, management has determined that any legal proceeding(s) the Funds are subject to, including those described within this report, are unlikely to have a material impact to any of the Funds' financial statements.
6. Segment Reporting The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations. The President and Principal Financial Officer act as each Fund's chief operating decision maker (“CODM”), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, as described in its respective prospectus, and executed by the Fund’s portfolio management team,comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in each Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

FACTORS CONSIDERED BY THE BOARD IN APPROVING CONTINUANCE OF THE INVESTMENT ADVISORY AGREEMENTS FOR VALUE LINE SMALL CAP OPPORTUNITIES FUND, INC., VALUE LINE MID CAP FOCUSED FUND, INC., VALUE LINE SELECT GROWTH FUND, INC., VALUE LINE LARGER COMPANIES FOCUSED FUND, INC., VALUE LINE ASSET ALLOCATION FUND, INC., AND VALUE LINE CAPITAL APPRECIATION FUND, INC.
The Investment Company Act of 1940 (the “1940 Act”) requires the Boards of Directors (the “Board”) of Value Line Small Cap Opportunities Fund, Inc., Value Line Mid Cap Focused Fund, Inc., Value Line Select Growth Fund, Inc., Value Line Larger Companies Focused Fund, Inc., Value Line Asset Allocation Fund, Inc., and Value Line Capital Appreciation Fund, Inc. (each, a “Fund” and collectively, the “Funds”), including a majority of each Board’s Directors who are not “interested persons,” as that term is defined in the 1940 Act (the “Independent Directors”), to annually consider the continuance of each Fund’s investment advisory agreement (each, an “Agreement”) with its investment adviser, EULAV Asset Management (the “Adviser”).
As part of the process in considering the continuance of each Fund’s Agreement, the Board requested, and the Adviser provided, such information as the Board deemed to be reasonably necessary to evaluate the terms of such Agreement.  At meetings held throughout the year, including the meeting specifically focused upon the review of each Agreement, the Independent Directors met in executive sessions separately from the non-Independent Director of the Funds and any officers of the Adviser.  In considering the continuance of each Agreement, the Independent Directors relied upon the assistance of counsel to the Independent Directors and representatives of Broadridge Financial Solutions, Inc., an independent mutual fund board consulting service.
Both in the meeting specifically focused upon the review of the Agreements and at other meetings, the Board, including the Independent Directors, received materials relating to the Adviser’s investment and management services under the Agreements.  These materials included information for each Fund regarding, among other things:  (i) the Fund’s investment performance, performance-related metrics and risk-related metrics over various periods of time and comparisons thereof to similar information regarding the Fund’s benchmark index, the Fund’s category of comparable funds (the “Category”) (as objectively classified, selected and prepared by Broadridge Financial Solutions, Inc. utilizing the classification system of Morningstar, Inc., an independent evaluation service (together, “Broadridge/Morningstar”)), and the Fund’s more narrow peer group of comparable funds (the “Peer Group”) (again, as objectively classified, selected and prepared by Broadridge/Morningstar); (ii) the Fund’s investment process, portfolio holdings, investment restrictions, valuation procedures, and financial statements; (iii) purchases and redemptions of the Fund’s shares; (iv) the Adviser’s view of the general investment outlook in the markets in which the Fund invests; (v) arrangements with respect to the distribution of the Fund’s shares; (vi) the allocation and cost of the Fund’s brokerage (none of which were effected through any affiliate of the Adviser, including EULAV Securities LLC (the “Distributor”)); and (vii) the overall nature, quality and extent of services provided by the Adviser.
As part of their review, the Board requested, and the Adviser provided, additional information in order to evaluate the quality of the Adviser’s services and the reasonableness of its fees under each Fund’s Agreement.  In a separate executive session, the Independent Directors reviewed information for each Fund, which included data comparing:  (i) advisory, administrative, distribution, custody, accounting, audit, legal, transfer agency, and other non-management expenses incurred by the Fund to those incurred by the Fund’s Peer Group and Category; (ii) the Fund’s expense ratio to those of its Peer Group and Category; and (iii) the Fund’s investment performance, performance-related metrics and risk-related metrics over various time periods to similar information regarding the Fund’s benchmark index, Peer Group and Category.
In classifying a Fund within a Category, Broadridge/Morningstar considered the characteristics of the Fund’s actual portfolio holdings over various periods of time relative to the market and other factors that distinguish a particular investment strategy under Broadridge/Morningstar’s methodology with the objective to permit meaningful comparisons.  Broadridge/Morningstar classified Value Line Small Cap Opportunities Fund, Inc. within its Small Growth category and classified Value Line Mid Cap Focused Fund, Inc. within its Mid-Cap Growth category.  Broadridge/Morningstar classified Value Line Select Growth Fund, Inc. and Value Line Larger Companies Focused Fund, Inc. within its Large Growth category.  Broadridge/Morningstar classified Value Line Asset Allocation Fund, Inc. and Value Line Capital Appreciation Fund, Inc. within its Moderate Allocation category.
In preparing a Peer Group for each Fund, Broadridge/Morningstar considered the Fund’s most recent portfolio holdings in light of the same factors used in classifying a Fund within a Category, as well as additional factors including similarity of expense structure (e.g., same share class characteristics) and net asset size.  Generally, Broadridge/Morningstar prefers to select peer funds that range in net assets from twice the size to less than half the size of the relevant Fund and to select roughly equal number of funds that are smaller and larger than the Fund. Broadridge/Morningstar considers, in the construction of each Fund’s Category and Peer Group, funds issuing investor class shares (with a 12b-1 fee of 25 basis points) and funds issuing A shares, which have a front-end load and the same 12b-1 fee of 25 basis points.  As a result, the final Peer Group for each Fund is drawn from retail load and no-load funds with similar investment style, expense structure and asset size as the Fund.  The final Peer Group consists of the relevant Fund and: 13 other funds for Value Line Small Cap Opportunities Fund, Inc.; 10 other funds for Value Line Mid Cap Focused Fund, Inc.; 11 other funds for Value Line Select Growth Fund, Inc.; 11 other funds for Value Line Larger Companies Focused Fund, Inc.; 11 other funds for Value Line Asset Allocation Fund, Inc.; and 9 other funds for Value Line Capital Appreciation Fund, Inc.

In their executive session, the Independent Directors also reviewed information regarding:  (a) the financial results and condition of the Adviser and the Distributor and their profitability from the services that have been performed for each Fund and the Value Line family of funds; (b) the Adviser’s investment management staffing and resources; (c) the ownership, control and day-to-day management of the Adviser; (d) each Fund’s potential for achieving economies of scale; and (e) potential “fall-out” benefits to the Adviser.  In support of its review of the statistical information, the Board discussed with Broadridge/Morningstar the description of the methodology used by Broadridge/Morningstar to determine each Fund’s Peer Group and Category and the results of the statistical information prepared by Broadridge/Morningstar.
The Board observed that there is a range of investment options available to shareholders of the Funds, including other mutual funds, and that each Fund’s shareholders have chosen to invest in the Fund.
The following summarizes matters considered by the Board in connection with its continuance of each of the Agreements.  However, the Board did not identify any single factor as all-important or controlling, each Director may have weighed certain factors differently, and the summary does not detail all the matters that were considered.
Investment Performance. The Board reviewed each Fund’s overall investment performance and compared it to its Peer Group, Category and benchmark index, including considering as appropriate their respective relative risk profiles.
Value Line Small Cap Opportunities Fund, Inc. The Board noted that the Fund underperformed the Peer Group and Category Medians and the benchmark index for the one-year period ended December 31, 2025.  The Board also noted that the Fund outperformed the Category median and the benchmark index, but underperformed the Peer Group median, for the three-year and ten-year periods ended December 31, 2025. The Board further noted that the Fund outperformed the Peer Group and Category medians and the benchmark index for the five-year period ended December 31, 2025.
Value Line Mid Cap Focused Fund, Inc. The Board noted that the Fund underperformed the Peer Group and Category medians and the benchmark index for the one-year and three-year periods ended December 31, 2025.  The Board further noted that the Fund outperformed the Peer Group and Category medians, but underperformed the benchmark index, for the five-year and ten-year periods ended December 31, 2025.
Value Line Select Growth Fund, Inc. The Board noted that the Fund underperformed the Peer Group and Category medians and the benchmark index for the one-year, three-year, five-year, and ten-year periods ended December 31, 2025.  The Board discussed with the Adviser the reasons for the underperformance.
Value Line Larger Companies Focused Fund, Inc.  The Board noted that the Fund outperformed the Peer Group and Category medians and the benchmark index for the one-year and three-year periods ended December 31, 2025. The Board also noted that the Fund underperformed the Peer Group and Category medians and the benchmark index for the five-year period ended December 31, 2025. The Board further noted that the Fund outperformed the Peer Group median and the benchmark index, but underperformed the Category median, for the ten-year period ended December 31, 2025.
Value Line Asset Allocation Fund, Inc. The Board noted that the Fund underperformed the Peer Group and Category medians and the benchmark index for the one-year, three-year, five-year, and ten-year periods ended December 31, 2025.  The Board discussed with the Adviser the reasons for the underperformance.
Value Line Capital Appreciation Fund, Inc.  The Board noted that the Fund outperformed the Peer Group and Category medians and benchmark index for the one-year and three-year periods ended December 31, 2025.  The Board also noted that the Fund outperformed the Peer Group and Category medians, but underperformed the benchmark index, for the five-year and ten-year periods ended December 31, 2025.
The Adviser’s Personnel and Methods. The Board reviewed the background of the portfolio managers responsible for the daily management of each Fund’s portfolio, seeking to achieve the applicable Fund’s investment objectives and adhering to such Fund’s investment strategies.  The Independent Directors also engaged in discussions with the Adviser’s senior management responsible for the overall functioning of each Fund’s investment operations.  The Board viewed favorably:  (i) the Adviser’s use of analytic tools in support of the portfolio management, compliance and shareholder relation functions which the Adviser previously committed resources to acquire; (ii) the quality and continuity of the Adviser’s staff attributable in part to its actions taken to attract and retain personnel, including its ongoing improvements to employee benefit programs, and previous increases in base compensation and merit-based compensation for certain staff members to be more industry competitive; and (iii) that the Adviser continues to receive the Value Line ranking systems without additional cost beyond amounts required to be paid under the Adviser’s charter document.  The Board concluded that each Fund’s management team and the Adviser’s overall resources (including human resources, financial capital and liquidity) were adequate, and that the Adviser had investment management capabilities and personnel essential to performing its duties under the Agreement.
Adviser’s Fee.  The Board considered the Adviser’s fee rate under each Fund’s Agreement relative to the advisory fee rate applicable to the funds in such Fund’s Peer Group and Category before applicable fee waivers.  After a review of the information provided to the Board, the Board concluded that each Fund’s advisory fee rate for compensation for the services provided and costs borne by the Adviser under its Agreement was satisfactory for the purpose of approving continuance of such Fund’s Agreement.

Value Line Small Cap Opportunities Fund, Inc. Before giving effect to fee waivers applicable to certain funds in the Peer Group and Category, the Board noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s advisory fee rate payable under the Agreement was less than the advisory fee rate of the Peer Group and Category medians.
Value Line Mid Cap Focused Fund, Inc.  Before giving effect to fee waivers applicable to certain funds in the Peer Group and Category, the Board noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s advisory fee rate payable under the Agreement was less than the advisory fee rate of the Peer Group and Category medians.
Value Line Select Growth Fund, Inc. Before giving effect to fee waivers applicable to certain funds in the Peer Group and Category, the Board noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s advisory fee rate payable under the Agreement was greater than the advisory fee rate of the Peer Group and Category medians.
Value Line Larger Companies Focused Fund, Inc.  Before giving effect to fee waivers applicable to certain funds in the Peer Group and Category, the Board noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s advisory fee rate payable under its Agreement was greater than the advisory fee rate of the Peer Group and Category medians.
Value Line Asset Allocation Fund, Inc. Before giving effect to fee waivers applicable to certain funds in the Peer Group and Category, the Board noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s advisory fee rate under the Agreement was greater than the advisory fee rate of the Peer Group and Category medians.
Value Line Capital Appreciation Fund, Inc. Before giving effect to fee waivers applicable to certain funds in the Peer Group and Category, the Board noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s advisory fee rate payable under the Agreement was greater than the advisory fee rate of the Peer Group and Category medians.
Expenses. The Board also considered each Fund’s total expense ratio relative to its Peer Group and Category medians.  For Funds offering more than one class of shares, the Board compared expense ratios of the Peer Group and Category medians to those of the Fund’s Investor Class Shares, not Institutional Class Shares.  The Board considered the class-level contractual expense limitation agreement, pursuant to which the Adviser (and, with respect to periods prior to September 17, 2020, the Distributor) agreed to waive certain class-specific sub-transfer agency fees and pay certain class-specific expenses incurred by the Institutional Class to the extent necessary to contractually limit the class-specific fees and expenses of the Institutional Class to the same percentage of its average daily net assets as the class-specific fees and expenses of the Investor Class (excluding Rule 12b-1 fees and any extraordinary expenses incurred in different amounts by the classes).  This expense limitation agreement can be terminated without shareholder approval only by agreement of the Fund’s Board.  The Board noted that the expense limitation agreement was terminated effective August 1, 2022 for Value Line Asset Allocation Fund, Inc., effective May 1, 2023 for Value Line Mid Cap Focused Fund, Inc., and effective May 1, 2024 for Value Line Small Cap Opportunities Fund, Inc.
The expense limitation agreement provides that the Adviser and the Distributor, as applicable, may subsequently recover from assets attributable to the relevant class the waived fees and/or reimbursed expenses (within 3 years from the month in which the waiver/reimbursement occurred) to the extent its expense ratio (subject to the exclusions noted above) is less than the applicable expense limitation or, if lower, the expense limitation in effect when the waiver or reimbursement occurred.  After a review of the information provided to the Board, the Board concluded that each Fund’s average expense ratio was satisfactory for the purpose of approving continuance of the Fund’s Agreement.
Value Line Small Cap Opportunities Fund, Inc. The Board noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s expense ratio was less than that of the Peer Group and Category medians before and after giving effect to fee waivers applicable to certain funds in the Peer Group and Category.
Value Line Mid Cap Focused Fund, Inc.  The Board noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s expense ratio was lower than that of the Peer Group and Category medians both before and after giving effect to fee waivers applicable to certain funds in the Peer Group and Category.
Value Line Select Growth Fund, Inc. The Board noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s expense ratio was greater than that of the Category median, but less than that of the Peer Group median, before and after giving effect to fee waivers applicable to certain funds in the Peer Group and Category.
Value Line Larger Companies Focused Fund, Inc. The Board noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s expense ratio was greater than that of the Category median, but less than that of the Peer Group median, before and after giving effect to fee waivers applicable to certain funds in the Peer Group and Category.
Value Line Asset Allocation Fund, Inc.  The Board noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s expense ratio was greater than that of the Peer Group and Category medians both before and after giving effect to fee waivers applicable to certain funds in the Peer Group and Category.
Value Line Capital Appreciation Fund, Inc. The Board noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s expense ratio was equal to that of the Peer Group median before, but greater than that of the Peer Group median after, giving effect to fee waivers applicable to certain funds in the Peer Group.  The Board also noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s expense ratio was greater than that of the Category median both before and after giving effect to fee waivers applicable to certain funds in the Category.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of other services provided by the Adviser and the Distributor.  At meetings held throughout the year, the Board reviewed the resources and effectiveness of the Adviser’s overall compliance program, as well as the services provided by the Distributor.  The Board viewed favorably the additional resources devoted by the Adviser to enhance its and the Fund’s overall compliance program and treasury function.  The Board reviewed the services provided by the Adviser and the Distributor in supervising each of the Fund’s third-party service providers.  The Board also reviewed the services of the Distributor in engaging financial intermediaries to provide sub-transfer agency and related services to shareholders who hold their shares of a Fund in omnibus accounts.  The Board noted that the Distributor and the Adviser retained no portion of a Fund’s sub-transfer agency fees as compensation for these services.  However, the Distributor and the Adviser would benefit from a Fund’s payment of such fees to financial intermediaries if such payment were to reduce amounts that the Distributor or the Adviser would otherwise pay out of their own resources to the financial intermediaries.  Based on this review, the Board concluded that the nature, quality, cost, and extent of such other services provided by the Adviser and the Distributor were satisfactory, reliable and beneficial to each Fund’s shareholders.
Profitability. The Board considered the level of profitability of the Adviser and the Distributor with respect to each Fund individually and in the aggregate for all the funds within the Value Line group of funds, including the impact of the restructuring of the Adviser and Distributor in 2010 and certain actions taken during the current and prior years.  These actions included the reduction (voluntary in some instances, contractual or permanent in other instances) of management, sub-transfer agency and/or Rule 12b-1 fees for certain funds, the Funds’ policy prohibiting the Adviser’s use of soft dollar research, and the cessation of trading through the Distributor.  The Board also considered the Adviser’s continued attention to the rationalization and differentiation of funds within the Value Line group of funds to better identify opportunities for savings and efficiencies among the funds.  The Board concluded that the profitability of the Adviser and the Distributor with respect to each Fund, including the financial results derived from each Fund’s Agreement, was within a range the Board considered reasonable in the overall context of its consideration of the continuance of the Agreements.
Other Benefits. The Board also considered the character and amount of other direct and incidental benefits received by the Adviser and the Distributor from their association with each Fund.  The Board concluded that potential “fall-out” benefits that the Adviser and the Distributor may receive, such as greater name recognition, appear to be reasonable, and may in some cases benefit the Funds.
Economies of Scale.
Value Line Small Cap Opportunities Fund, Inc. The Board considered that, given both the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a significant consideration for the Fund and that the addition of breakpoints to the fee structure was not currently necessary.
Value Line Mid Cap Focused Fund, Inc. The Board noted the Agreement includes a breakpoint applicable to the Adviser’s fee under which the Adviser is paid 0.69% on the first $100 million of the Fund’s average daily net assets and 0.64% on any additional assets.  The Board considered that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a significant consideration for the Fund and that the addition of more breakpoints to the fee structure was not currently necessary.
Value Line Select Growth Fund, Inc. The Board considered that, given both the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a significant consideration for the Fund and that the addition of breakpoints to the fee structure was not currently necessary.
Value Line Larger Companies Focused Fund, Inc. The Board considered that, given both the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a significant consideration for the Fund and that the addition of breakpoints to the fee structure was not currently necessary.
Value Line Asset Allocation Fund, Inc. The Board noted favorably that the Adviser had agreed in 2019 to a contractual fee reduction that lowers its annual advisory fee rate by 0.05% with respect to the portion of the Fund’s average daily net assets that exceed $750 million.  This contractual fee reduction, which creates a breakpoint in the advisory fee when the Fund’s assets reach $750 million, can be terminated without shareholder approval only by agreement of the Fund’s Board.  The Board considered that, given both the current and anticipated size of the Fund and the fee breakpoint implemented in 2019, the current advisory fee structure remained adequate to account for any perceived and potential economies of scale for the Fund and that the addition of more breakpoints to the fee structure was not currently necessary.
Value Line Capital Appreciation Fund, Inc. The Board noted the Agreement includes a breakpoint applicable to the Adviser’s fee under which the Adviser is paid 0.68% on the first $100 million of the Fund’s average daily net assets and 0.63% on any additional assets.  The Board considered that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a significant consideration for the Fund and that the addition of more breakpoints to the fee structure was not currently necessary.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by the Adviser. The Board was informed by the Adviser that the Adviser does not currently manage any non-mutual fund account that has similar objectives and policies as those of the Funds.

Conclusion. The Board examined the totality of the information it was provided at the meeting specifically addressing approval of each Fund’s Agreement and at other meetings held during the past year and did not identify any single controlling factor.  Based on its evaluation of all material factors deemed relevant and with the advice of independent counsel, the Board concluded that the rate at which each Fund pays a fee to the Adviser under its Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining.  Further, the Board concluded that each Fund’s Agreement, and the Adviser’s fee rate thereunder, is fair and reasonable and voted to continue each Fund’s Agreement.

In 1950, Value Line started its first mutual fund. For seven decades, knowledgeable investors and financial advisors have been relying on the Value Line Funds to help them build their financial futures. Over the years, Value Line Funds has evolved into what it is today - a diversified family of mutual funds with a wide range of investment objectives.
Strategies That Have Stood the Test of Time
1950Value Line Mid Cap Focused Fund
1952Value Line Capital Appreciation Fund
1956Value Line Select Core Fund (formerly, Value Line Select Growth Fund, Inc.)
1972Value Line Larger Companies Focused Fund
1993Value Line Small Cap Opportunities Fund
1993Value Line Asset Allocation Fund
2015Institutional shares launched for the Value Line
Larger Companies Focused Fund, Small Cap
Opportunities Fund, Asset Allocation Fund
and Capital Appreciation Fund
2017Insitutional shares launched for the
Value Line Mid Cap Focused Fund
2020Institutional shares launched for the
Value Line Select Core Fund (formerly, Value Line Select Growth Fund, Inc.)

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from EULAV Securities LLC, 1605 Main Street, Suite 912, Sarasota, Florida 34236 or call 1-800-243-2729, 9am-5pm CST, Monday-Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

Item 7. Financial Statements

(a)	A copy of the Semi-Annual Financial Statements and Other Information for the period ended 6/30/26 is included with this Form.

(b)	Not Applicable

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable

Item 9. Proxy Disclosure for Open End Management Investment Companies.

Not Applicable.

Item 10 Remuneration Paid to Directors, Officers and Others of Open-End Management Investment Companies.

Included in Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.

Included in item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)

The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls during the period covered by this report, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation

Not Applicable

Item 19. Exhibits.

(a)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, Principal Executive Officer

Date:	August 31, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, Principal Executive Officer

Date:	August 31, 2026

By:	/s/ James Gallo
James Gallo, Principal Financial Officer

Date:	August 31, 2026